Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000097619
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Bond Fund
Class Name	Class A
Trading Symbol	REBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$115	1.11%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection | Contribution to the Fund’s performance relative to the benchmark was driven primarily by an allocation to and selection within Ukrainian bonds. Also positively contributing to relative performance was an allocation to and selection within China. Finally, selection within and an allocation to Venezuela was also notably positive for the Fund’s relative performance.

Rates and currency | Local currency allocations contributed to the Fund’s relative performance.

Top Performance Detractors

Allocation and selection | Security selection within Brazil detracted from the Fund’s performance versus the benchmark. Additionally, the Fund’s underweight exposure to Argentina also negatively impacted the Fund’s overall relative performance. An allocation to Turkey also weighed on the Fund’s relative performance.

Rates and currency | Positions in local rates and index spread negatively impacted the Fund’s relative performance. Additionally, U.S. rates and trading impacts also detracted from the Fund’s overall performance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Emerging Markets Bond Fund Class A (including sales charges) ($12,525)	JPMorgan Emerging Markets Bond Index - Global ($13,526)
08/16	$9,528	$10,000
09/16	$9,584	$10,034
10/16	$9,500	$9,887
11/16	$9,055	$9,475
12/16	$9,225	$9,611
01/17	$9,366	$9,749
02/17	$9,582	$9,952
03/17	$9,658	$9,986
04/17	$9,835	$10,149
05/17	$9,932	$10,233
06/17	$9,939	$10,207
07/17	$10,046	$10,274
08/17	$10,229	$10,452
09/17	$10,270	$10,450
10/17	$10,286	$10,469
11/17	$10,310	$10,441
12/17	$10,346	$10,507
01/18	$10,392	$10,487
02/18	$10,236	$10,281
03/18	$10,260	$10,320
04/18	$10,111	$10,169
05/18	$9,899	$10,059
06/18	$9,703	$9,957
07/18	$9,920	$10,163
08/18	$9,619	$9,967
09/18	$9,837	$10,144
10/18	$9,533	$9,917
11/18	$9,436	$9,878
12/18	$9,519	$10,023
01/19	$10,050	$10,465
02/19	$10,136	$10,531
03/19	$10,260	$10,684
04/19	$10,256	$10,696
05/19	$10,260	$10,758
06/19	$10,571	$11,085
07/19	$10,744	$11,213
08/19	$10,517	$11,274
09/19	$10,457	$11,233
10/19	$10,472	$11,275
11/19	$10,458	$11,257
12/19	$10,650	$11,468
01/20	$10,854	$11,667
02/20	$10,793	$11,573
03/20	$9,180	$10,120
04/20	$9,493	$10,342
05/20	$10,062	$10,935
06/20	$10,367	$11,254
07/20	$10,768	$11,670
08/20	$10,874	$11,704
09/20	$10,688	$11,511
10/20	$10,712	$11,497
11/20	$11,201	$11,928
12/20	$11,440	$12,142
01/21	$11,281	$11,995
02/21	$11,064	$11,687
03/21	$10,894	$11,566
04/21	$11,114	$11,787
05/21	$11,228	$11,915
06/21	$11,304	$12,021
07/21	$11,364	$12,086
08/21	$11,463	$12,196
09/21	$11,241	$11,957
10/21	$11,209	$11,964
11/21	$10,969	$11,791
12/21	$11,138	$11,959
01/22	$10,800	$11,613
02/22	$10,194	$10,974
03/22	$10,151	$10,851
04/22	$9,600	$10,257
05/22	$9,636	$10,276
06/22	$8,989	$9,707
07/22	$9,291	$10,017
08/22	$9,225	$9,900
09/22	$8,602	$9,299
10/22	$8,640	$9,306
11/22	$9,333	$9,953
12/22	$9,345	$9,991
01/23	$9,687	$10,302
02/23	$9,409	$10,075
03/23	$9,509	$10,215
04/23	$9,504	$10,267
05/23	$9,424	$10,176
06/23	$9,631	$10,372
07/23	$9,798	$10,539
08/23	$9,631	$10,392
09/23	$9,377	$10,099
10/23	$9,300	$9,953
11/23	$9,852	$10,529
12/23	$10,297	$11,035
01/24	$10,180	$10,905
02/24	$10,269	$10,980
03/24	$10,457	$11,189
04/24	$10,264	$10,965
05/24	$10,462	$11,164
06/24	$10,480	$11,238
07/24	$10,714	$11,443
08/24	$10,926	$11,710
09/24	$11,126	$11,920
10/24	$10,932	$11,706
11/24	$11,067	$11,845
12/24	$10,912	$11,668
01/25	$11,064	$11,811
02/25	$11,259	$12,006
03/25	$11,161	$11,941
04/25	$11,108	$11,931
05/25	$11,208	$12,033
06/25	$11,453	$12,307
07/25	$11,584	$12,452
08/25	$11,763	$12,643
09/25	$11,908	$12,847
10/25	$12,164	$13,130
11/25	$12,202	$13,169
12/25	$12,289	$13,237
01/26	$12,389	$13,311
02/26	$12,535	$13,497
03/26	$12,118	$13,086
04/26	$12,459	$13,417
05/26	$12,579	$13,527
06/26	$12,626	$13,614
07/26	$12,439	$13,404
08/26	$12,525	$13,526

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	6.48	1.79	2.77
Class A (including sales charges)	1.44	0.80	2.28
JPMorgan Emerging Markets Bond Index - Global	6.99	2.09	3.07

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 356,380,433
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 2,137,317
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$356,380,433
Total number of portfolio holdings	165
Management services fees (represents 0.60% of Fund average net assets)	$2,137,317
Portfolio turnover for the reporting period	46%

Holdings [Text Block]

Geographic Allocation

Table Summary
Mexico	8.8%
Saudi Arabia	7.6%
Indonesia	7.5%
Turkey	5.3%
United Arab Emirates	5.1%
Hungary	4.1%
Colombia	3.9%
Romania	3.9%
Chile	3.8%
United States	3.7%
Other	45.7%

Asset Categories

Table Summary
Foreign Government Obligations	88.8%
Corporate Bonds & Notes	6.9%
Money Market Funds	3.7%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Romanian Government International Bond 3.625% 03/27/2032	3.9%
Perusahaan Penerbit SBSN Indonesia III 4.700% 06/06/2032	3.8%
Mexico Government International Bond 3.500% 02/12/2034	3.3%
Argentine Republic Government International Bond 2.750% 07/09/2035	2.5%
Saudi Government International Bond 5.625% 01/13/2035	2.2%
Chile Government International Bond 4.950% 01/05/2036	2.0%
DP World PLC 6.850% 07/02/2037	1.9%
Colombian TES 11.750% 01/24/2035	1.9%
Petroleos de Venezuela SA 0.000% 05/16/2024	1.9%
Hungary Government International Bond 2.125% 09/22/2031	1.4%

Material Fund Change [Text Block]
C000097625
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Bond Fund
Class Name	Institutional Class
Trading Symbol	CMBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection | Contribution to the Fund’s performance relative to the benchmark was driven primarily by an allocation to and selection within Ukrainian bonds. Also positively contributing to relative performance was an allocation to and selection within China. Finally, selection within and an allocation to Venezuela was also notably positive for the Fund’s relative performance.

Rates and currency | Local currency allocations contributed to the Fund’s relative performance.

Top Performance Detractors

Allocation and selection | Security selection within Brazil detracted from the Fund’s performance versus the benchmark. Additionally, the Fund’s underweight exposure to Argentina also negatively impacted the Fund’s overall relative performance. An allocation to Turkey also weighed on the Fund’s relative performance.

Rates and currency | Positions in local rates and index spread negatively impacted the Fund’s relative performance. Additionally, U.S. rates and trading impacts also detracted from the Fund’s overall performance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Emerging Markets Bond Fund Institutional Class ($13,473)	JPMorgan Emerging Markets Bond Index - Global ($13,526)
08/16	$10,000	$10,000
09/16	$10,060	$10,034
10/16	$9,974	$9,887
11/16	$9,510	$9,475
12/16	$9,681	$9,611
01/17	$9,840	$9,749
02/17	$10,069	$9,952
03/17	$10,151	$9,986
04/17	$10,338	$10,149
05/17	$10,443	$10,233
06/17	$10,452	$10,207
07/17	$10,566	$10,274
08/17	$10,762	$10,452
09/17	$10,807	$10,450
10/17	$10,826	$10,469
11/17	$10,854	$10,441
12/17	$10,894	$10,507
01/18	$10,944	$10,487
02/18	$10,782	$10,281
03/18	$10,809	$10,320
04/18	$10,655	$10,169
05/18	$10,434	$10,059
06/18	$10,230	$9,957
07/18	$10,461	$10,163
08/18	$10,146	$9,967
09/18	$10,378	$10,144
10/18	$10,060	$9,917
11/18	$9,959	$9,878
12/18	$10,049	$10,023
01/19	$10,611	$10,465
02/19	$10,704	$10,531
03/19	$10,837	$10,684
04/19	$10,835	$10,696
05/19	$10,842	$10,758
06/19	$11,172	$11,085
07/19	$11,357	$11,213
08/19	$11,120	$11,274
09/19	$11,059	$11,233
10/19	$11,077	$11,275
11/19	$11,064	$11,257
12/19	$11,270	$11,468
01/20	$11,487	$11,667
02/20	$11,426	$11,573
03/20	$9,722	$10,120
04/20	$10,055	$10,342
05/20	$10,660	$10,935
06/20	$10,974	$11,254
07/20	$11,412	$11,670
08/20	$11,526	$11,704
09/20	$11,331	$11,511
10/20	$11,360	$11,497
11/20	$11,880	$11,928
12/20	$12,136	$12,142
01/21	$11,970	$11,995
02/21	$11,742	$11,687
03/21	$11,563	$11,566
04/21	$11,800	$11,787
05/21	$11,923	$11,915
06/21	$12,006	$12,021
07/21	$12,072	$12,086
08/21	$12,180	$12,196
09/21	$11,947	$11,957
10/21	$11,915	$11,964
11/21	$11,662	$11,791
12/21	$11,845	$11,959
01/22	$11,488	$11,613
02/22	$10,847	$10,974
03/22	$10,803	$10,851
04/22	$10,219	$10,257
05/22	$10,260	$10,276
06/22	$9,573	$9,707
07/22	$9,897	$10,017
08/22	$9,828	$9,900
09/22	$9,167	$9,299
10/22	$9,210	$9,306
11/22	$9,950	$9,953
12/22	$9,964	$9,991
01/23	$10,331	$10,302
02/23	$10,037	$10,075
03/23	$10,146	$10,215
04/23	$10,142	$10,267
05/23	$10,059	$10,176
06/23	$10,283	$10,372
07/23	$10,462	$10,539
08/23	$10,286	$10,392
09/23	$10,018	$10,099
10/23	$9,950	$9,953
11/23	$10,529	$10,529
12/23	$11,018	$11,035
01/24	$10,896	$10,905
02/24	$10,992	$10,980
03/24	$11,184	$11,189
04/24	$10,980	$10,965
05/24	$11,193	$11,164
06/24	$11,216	$11,238
07/24	$11,467	$11,443
08/24	$11,709	$11,710
09/24	$11,925	$11,920
10/24	$11,708	$11,706
11/24	$11,855	$11,845
12/24	$11,691	$11,668
01/25	$11,856	$11,811
02/25	$12,080	$12,006
03/25	$11,965	$11,941
04/25	$11,910	$11,931
05/25	$12,033	$12,033
06/25	$12,298	$12,307
07/25	$12,428	$12,452
08/25	$12,623	$12,643
09/25	$12,794	$12,847
10/25	$13,070	$13,130
11/25	$13,115	$13,169
12/25	$13,211	$13,237
01/26	$13,320	$13,311
02/26	$13,480	$13,497
03/26	$13,022	$13,086
04/26	$13,404	$13,417
05/26	$13,522	$13,527
06/26	$13,589	$13,614
07/26	$13,377	$13,404
08/26	$13,473	$13,526

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	6.73	2.04	3.02
JPMorgan Emerging Markets Bond Index - Global	6.99	2.09	3.07

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 356,380,433
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 2,137,317
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$356,380,433
Total number of portfolio holdings	165
Management services fees (represents 0.60% of Fund average net assets)	$2,137,317
Portfolio turnover for the reporting period	46%

Holdings [Text Block]

Geographic Allocation

Table Summary
Mexico	8.8%
Saudi Arabia	7.6%
Indonesia	7.5%
Turkey	5.3%
United Arab Emirates	5.1%
Hungary	4.1%
Colombia	3.9%
Romania	3.9%
Chile	3.8%
United States	3.7%
Other	45.7%

Asset Categories

Table Summary
Foreign Government Obligations	88.8%
Corporate Bonds & Notes	6.9%
Money Market Funds	3.7%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Romanian Government International Bond 3.625% 03/27/2032	3.9%
Perusahaan Penerbit SBSN Indonesia III 4.700% 06/06/2032	3.8%
Mexico Government International Bond 3.500% 02/12/2034	3.3%
Argentine Republic Government International Bond 2.750% 07/09/2035	2.5%
Saudi Government International Bond 5.625% 01/13/2035	2.2%
Chile Government International Bond 4.950% 01/05/2036	2.0%
DP World PLC 6.850% 07/02/2037	1.9%
Colombian TES 11.750% 01/24/2035	1.9%
Petroleos de Venezuela SA 0.000% 05/16/2024	1.9%
Hungary Government International Bond 2.125% 09/22/2031	1.4%

Material Fund Change [Text Block]
C000122765
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CEBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection | Contribution to the Fund’s performance relative to the benchmark was driven primarily by an allocation to and selection within Ukrainian bonds. Also positively contributing to relative performance was an allocation to and selection within China. Finally, selection within and an allocation to Venezuela was also notably positive for the Fund’s relative performance.

Rates and currency | Local currency allocations contributed to the Fund’s relative performance.

Top Performance Detractors

Allocation and selection | Security selection within Brazil detracted from the Fund’s performance versus the benchmark. Additionally, the Fund’s underweight exposure to Argentina also negatively impacted the Fund’s overall relative performance. An allocation to Turkey also weighed on the Fund’s relative performance.

Rates and currency | Positions in local rates and index spread negatively impacted the Fund’s relative performance. Additionally, U.S. rates and trading impacts also detracted from the Fund’s overall performance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Emerging Markets Bond Fund Institutional 2 Class ($13,664)	JPMorgan Emerging Markets Bond Index - Global ($13,526)
08/16	$10,000	$10,000
09/16	$10,053	$10,034
10/16	$9,969	$9,887
11/16	$9,515	$9,475
12/16	$9,688	$9,611
01/17	$9,849	$9,749
02/17	$10,079	$9,952
03/17	$10,163	$9,986
04/17	$10,352	$10,149
05/17	$10,459	$10,233
06/17	$10,470	$10,207
07/17	$10,586	$10,274
08/17	$10,784	$10,452
09/17	$10,822	$10,450
10/17	$10,851	$10,469
11/17	$10,871	$10,441
12/17	$10,921	$10,507
01/18	$10,973	$10,487
02/18	$10,812	$10,281
03/18	$10,840	$10,320
04/18	$10,687	$10,169
05/18	$10,467	$10,059
06/18	$10,254	$9,957
07/18	$10,486	$10,163
08/18	$10,172	$9,967
09/18	$10,405	$10,144
10/18	$10,097	$9,917
11/18	$9,987	$9,878
12/18	$10,088	$10,023
01/19	$10,653	$10,465
02/19	$10,738	$10,531
03/19	$10,882	$10,684
04/19	$10,881	$10,696
05/19	$10,889	$10,758
06/19	$11,222	$11,085
07/19	$11,409	$11,213
08/19	$11,172	$11,274
09/19	$11,101	$11,233
10/19	$11,120	$11,275
11/19	$11,119	$11,257
12/19	$11,317	$11,468
01/20	$11,546	$11,667
02/20	$11,475	$11,573
03/20	$9,774	$10,120
04/20	$10,110	$10,342
05/20	$10,708	$10,935
06/20	$11,036	$11,254
07/20	$11,477	$11,670
08/20	$11,584	$11,704
09/20	$11,399	$11,511
10/20	$11,428	$11,497
11/20	$11,943	$11,928
12/20	$12,212	$12,142
01/21	$12,047	$11,995
02/21	$11,818	$11,687
03/21	$11,640	$11,566
04/21	$11,879	$11,787
05/21	$12,004	$11,915
06/21	$12,089	$12,021
07/21	$12,157	$12,086
08/21	$12,267	$12,196
09/21	$12,034	$11,957
10/21	$12,003	$11,964
11/21	$11,739	$11,791
12/21	$11,934	$11,959
01/22	$11,577	$11,613
02/22	$10,920	$10,974
03/22	$10,888	$10,851
04/22	$10,290	$10,257
05/22	$10,343	$10,276
06/22	$9,652	$9,707
07/22	$9,968	$10,017
08/22	$9,901	$9,900
09/22	$9,246	$9,299
10/22	$9,291	$9,306
11/22	$10,027	$9,953
12/22	$10,054	$9,991
01/23	$10,426	$10,302
02/23	$10,131	$10,075
03/23	$10,242	$10,215
04/23	$10,240	$10,267
05/23	$10,157	$10,176
06/23	$10,373	$10,372
07/23	$10,567	$10,539
08/23	$10,391	$10,392
09/23	$10,121	$10,099
10/23	$10,041	$9,953
11/23	$10,640	$10,529
12/23	$11,123	$11,035
01/24	$11,001	$10,905
02/24	$11,099	$10,980
03/24	$11,307	$11,189
04/24	$11,101	$10,965
05/24	$11,318	$11,164
06/24	$11,342	$11,238
07/24	$11,598	$11,443
08/24	$11,831	$11,710
09/24	$12,052	$11,920
10/24	$11,833	$11,706
11/24	$11,995	$11,845
12/24	$11,831	$11,668
01/25	$12,000	$11,811
02/25	$12,215	$12,006
03/25	$12,112	$11,941
04/25	$12,058	$11,931
05/25	$12,171	$12,033
06/25	$12,441	$12,307
07/25	$12,587	$12,452
08/25	$12,785	$12,643
09/25	$12,946	$12,847
10/25	$13,228	$13,130
11/25	$13,274	$13,169
12/25	$13,373	$13,237
01/26	$13,486	$13,311
02/26	$13,649	$13,497
03/26	$13,199	$13,086
04/26	$13,575	$13,417
05/26	$13,710	$13,527
06/26	$13,765	$13,614
07/26	$13,566	$13,404
08/26	$13,664	$13,526

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	6.87	2.18	3.17
JPMorgan Emerging Markets Bond Index - Global	6.99	2.09	3.07

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 356,380,433
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 2,137,317
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$356,380,433
Total number of portfolio holdings	165
Management services fees (represents 0.60% of Fund average net assets)	$2,137,317
Portfolio turnover for the reporting period	46%

Holdings [Text Block]

Geographic Allocation

Table Summary
Mexico	8.8%
Saudi Arabia	7.6%
Indonesia	7.5%
Turkey	5.3%
United Arab Emirates	5.1%
Hungary	4.1%
Colombia	3.9%
Romania	3.9%
Chile	3.8%
United States	3.7%
Other	45.7%

Asset Categories

Table Summary
Foreign Government Obligations	88.8%
Corporate Bonds & Notes	6.9%
Money Market Funds	3.7%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Romanian Government International Bond 3.625% 03/27/2032	3.9%
Perusahaan Penerbit SBSN Indonesia III 4.700% 06/06/2032	3.8%
Mexico Government International Bond 3.500% 02/12/2034	3.3%
Argentine Republic Government International Bond 2.750% 07/09/2035	2.5%
Saudi Government International Bond 5.625% 01/13/2035	2.2%
Chile Government International Bond 4.950% 01/05/2036	2.0%
DP World PLC 6.850% 07/02/2037	1.9%
Colombian TES 11.750% 01/24/2035	1.9%
Petroleos de Venezuela SA 0.000% 05/16/2024	1.9%
Hungary Government International Bond 2.125% 09/22/2031	1.4%

Material Fund Change [Text Block]
C000122766
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CEBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection | Contribution to the Fund’s performance relative to the benchmark was driven primarily by an allocation to and selection within Ukrainian bonds. Also positively contributing to relative performance was an allocation to and selection within China. Finally, selection within and an allocation to Venezuela was also notably positive for the Fund’s relative performance.

Rates and currency | Local currency allocations contributed to the Fund’s relative performance.

Top Performance Detractors

Allocation and selection | Security selection within Brazil detracted from the Fund’s performance versus the benchmark. Additionally, the Fund’s underweight exposure to Argentina also negatively impacted the Fund’s overall relative performance. An allocation to Turkey also weighed on the Fund’s relative performance.

Rates and currency | Positions in local rates and index spread negatively impacted the Fund’s relative performance. Additionally, U.S. rates and trading impacts also detracted from the Fund’s overall performance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Emerging Markets Bond Fund Institutional 3 Class ($13,721)	JPMorgan Emerging Markets Bond Index - Global ($13,526)
08/16	$10,000	$10,000
09/16	$10,053	$10,034
10/16	$9,970	$9,887
11/16	$9,516	$9,475
12/16	$9,690	$9,611
01/17	$9,851	$9,749
02/17	$10,073	$9,952
03/17	$10,158	$9,986
04/17	$10,347	$10,149
05/17	$10,454	$10,233
06/17	$10,465	$10,207
07/17	$10,582	$10,274
08/17	$10,780	$10,452
09/17	$10,828	$10,450
10/17	$10,848	$10,469
11/17	$10,878	$10,441
12/17	$10,929	$10,507
01/18	$10,981	$10,487
02/18	$10,820	$10,281
03/18	$10,840	$10,320
04/18	$10,687	$10,169
05/18	$10,467	$10,059
06/18	$10,264	$9,957
07/18	$10,497	$10,163
08/18	$10,183	$9,967
09/18	$10,417	$10,144
10/18	$10,109	$9,917
11/18	$10,000	$9,878
12/18	$10,091	$10,023
01/19	$10,657	$10,465
02/19	$10,752	$10,531
03/19	$10,897	$10,684
04/19	$10,887	$10,696
05/19	$10,895	$10,758
06/19	$11,229	$11,085
07/19	$11,417	$11,213
08/19	$11,180	$11,274
09/19	$11,120	$11,233
10/19	$11,139	$11,275
11/19	$11,128	$11,257
12/19	$11,337	$11,468
01/20	$11,557	$11,667
02/20	$11,497	$11,573
03/20	$9,784	$10,120
04/20	$10,120	$10,342
05/20	$10,730	$10,935
06/20	$11,059	$11,254
07/20	$11,491	$11,670
08/20	$11,608	$11,704
09/20	$11,413	$11,511
10/20	$11,443	$11,497
11/20	$11,969	$11,928
12/20	$12,229	$12,142
01/21	$12,064	$11,995
02/21	$11,835	$11,687
03/21	$11,657	$11,566
04/21	$11,897	$11,787
05/21	$12,034	$11,915
06/21	$12,109	$12,021
07/21	$12,188	$12,086
08/21	$12,288	$12,196
09/21	$12,065	$11,957
10/21	$12,024	$11,964
11/21	$11,771	$11,791
12/21	$11,957	$11,959
01/22	$11,599	$11,613
02/22	$10,953	$10,974
03/22	$10,910	$10,851
04/22	$10,323	$10,257
05/22	$10,365	$10,276
06/22	$9,673	$9,707
07/22	$10,001	$10,017
08/22	$9,934	$9,900
09/22	$9,267	$9,299
10/22	$9,312	$9,306
11/22	$10,062	$9,953
12/22	$10,078	$9,991
01/23	$10,462	$10,302
02/23	$10,155	$10,075
03/23	$10,267	$10,215
04/23	$10,266	$10,267
05/23	$10,183	$10,176
06/23	$10,411	$10,372
07/23	$10,606	$10,539
08/23	$10,419	$10,392
09/23	$10,149	$10,099
10/23	$10,081	$9,953
11/23	$10,669	$10,529
12/23	$11,166	$11,035
01/24	$11,044	$10,905
02/24	$11,144	$10,980
03/24	$11,340	$11,189
04/24	$11,135	$10,965
05/24	$11,353	$11,164
06/24	$11,377	$11,238
07/24	$11,634	$11,443
08/24	$11,881	$11,710
09/24	$12,103	$11,920
10/24	$11,884	$11,706
11/24	$12,047	$11,845
12/24	$11,871	$11,668
01/25	$12,040	$11,811
02/25	$12,269	$12,006
03/25	$12,153	$11,941
04/25	$12,100	$11,931
05/25	$12,227	$12,033
06/25	$12,498	$12,307
07/25	$12,645	$12,452
08/25	$12,832	$12,643
09/25	$13,007	$12,847
10/25	$13,291	$13,130
11/25	$13,338	$13,169
12/25	$13,438	$13,237
01/26	$13,551	$13,311
02/26	$13,716	$13,497
03/26	$13,251	$13,086
04/26	$13,642	$13,417
05/26	$13,765	$13,527
06/26	$13,835	$13,614
07/26	$13,622	$13,404
08/26	$13,721	$13,526

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	6.93	2.23	3.21
JPMorgan Emerging Markets Bond Index - Global	6.99	2.09	3.07

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 356,380,433
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 2,137,317
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$356,380,433
Total number of portfolio holdings	165
Management services fees (represents 0.60% of Fund average net assets)	$2,137,317
Portfolio turnover for the reporting period	46%

Holdings [Text Block]

Geographic Allocation

Table Summary
Mexico	8.8%
Saudi Arabia	7.6%
Indonesia	7.5%
Turkey	5.3%
United Arab Emirates	5.1%
Hungary	4.1%
Colombia	3.9%
Romania	3.9%
Chile	3.8%
United States	3.7%
Other	45.7%

Asset Categories

Table Summary
Foreign Government Obligations	88.8%
Corporate Bonds & Notes	6.9%
Money Market Funds	3.7%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Romanian Government International Bond 3.625% 03/27/2032	3.9%
Perusahaan Penerbit SBSN Indonesia III 4.700% 06/06/2032	3.8%
Mexico Government International Bond 3.500% 02/12/2034	3.3%
Argentine Republic Government International Bond 2.750% 07/09/2035	2.5%
Saudi Government International Bond 5.625% 01/13/2035	2.2%
Chile Government International Bond 4.950% 01/05/2036	2.0%
DP World PLC 6.850% 07/02/2037	1.9%
Colombian TES 11.750% 01/24/2035	1.9%
Petroleos de Venezuela SA 0.000% 05/16/2024	1.9%
Hungary Government International Bond 2.125% 09/22/2031	1.4%

Material Fund Change [Text Block]
C000109803
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Bond Fund
Class Name	Class R
Trading Symbol	CMBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$140	1.36%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection | Contribution to the Fund’s performance relative to the benchmark was driven primarily by an allocation to and selection within Ukrainian bonds. Also positively contributing to relative performance was an allocation to and selection within China. Finally, selection within and an allocation to Venezuela was also notably positive for the Fund’s relative performance.

Rates and currency | Local currency allocations contributed to the Fund’s relative performance.

Top Performance Detractors

Allocation and selection | Security selection within Brazil detracted from the Fund’s performance versus the benchmark. Additionally, the Fund’s underweight exposure to Argentina also negatively impacted the Fund’s overall relative performance. An allocation to Turkey also weighed on the Fund’s relative performance.

Rates and currency | Positions in local rates and index spread negatively impacted the Fund’s relative performance. Additionally, U.S. rates and trading impacts also detracted from the Fund’s overall performance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Emerging Markets Bond Fund Class R ($12,809)	JPMorgan Emerging Markets Bond Index - Global ($13,526)
08/16	$10,000	$10,000
09/16	$10,047	$10,034
10/16	$9,957	$9,887
11/16	$9,497	$9,475
12/16	$9,665	$9,611
01/17	$9,819	$9,749
02/17	$10,035	$9,952
03/17	$10,113	$9,986
04/17	$10,304	$10,149
05/17	$10,396	$10,233
06/17	$10,400	$10,207
07/17	$10,519	$10,274
08/17	$10,700	$10,452
09/17	$10,741	$10,450
10/17	$10,764	$10,469
11/17	$10,778	$10,441
12/17	$10,822	$10,507
01/18	$10,868	$10,487
02/18	$10,703	$10,281
03/18	$10,725	$10,320
04/18	$10,559	$10,169
05/18	$10,344	$10,059
06/18	$10,128	$9,957
07/18	$10,353	$10,163
08/18	$10,036	$9,967
09/18	$10,261	$10,144
10/18	$9,951	$9,917
11/18	$9,838	$9,878
12/18	$9,932	$10,023
01/19	$10,484	$10,465
02/19	$10,563	$10,531
03/19	$10,699	$10,684
04/19	$10,692	$10,696
05/19	$10,685	$10,758
06/19	$11,016	$11,085
07/19	$11,194	$11,213
08/19	$10,956	$11,274
09/19	$10,881	$11,233
10/19	$10,894	$11,275
11/19	$10,887	$11,257
12/19	$11,075	$11,468
01/20	$11,295	$11,667
02/20	$11,219	$11,573
03/20	$9,549	$10,120
04/20	$9,872	$10,342
05/20	$10,452	$10,935
06/20	$10,767	$11,254
07/20	$11,192	$11,670
08/20	$11,290	$11,704
09/20	$11,093	$11,511
10/20	$11,126	$11,497
11/20	$11,622	$11,928
12/20	$11,878	$12,142
01/21	$11,710	$11,995
02/21	$11,472	$11,687
03/21	$11,293	$11,566
04/21	$11,530	$11,787
05/21	$11,645	$11,915
06/21	$11,721	$12,021
07/21	$11,781	$12,086
08/21	$11,872	$12,196
09/21	$11,649	$11,957
10/21	$11,613	$11,964
11/21	$11,352	$11,791
12/21	$11,535	$11,959
01/22	$11,183	$11,613
02/22	$10,543	$10,974
03/22	$10,506	$10,851
04/22	$9,924	$10,257
05/22	$9,958	$10,276
06/22	$9,298	$9,707
07/22	$9,597	$10,017
08/22	$9,527	$9,900
09/22	$8,881	$9,299
10/22	$8,919	$9,306
11/22	$9,633	$9,953
12/22	$9,654	$9,991
01/23	$10,005	$10,302
02/23	$9,716	$10,075
03/23	$9,818	$10,215
04/23	$9,810	$10,267
05/23	$9,726	$10,176
06/23	$9,927	$10,372
07/23	$10,107	$10,539
08/23	$9,933	$10,392
09/23	$9,670	$10,099
10/23	$9,588	$9,953
11/23	$10,155	$10,529
12/23	$10,611	$11,035
01/24	$10,489	$10,905
02/24	$10,578	$10,980
03/24	$10,770	$11,189
04/24	$10,557	$10,965
05/24	$10,758	$11,164
06/24	$10,787	$11,238
07/24	$11,013	$11,443
08/24	$11,241	$11,710
09/24	$11,444	$11,920
10/24	$11,231	$11,706
11/24	$11,379	$11,845
12/24	$11,205	$11,668
01/25	$11,371	$11,811
02/25	$11,569	$12,006
03/25	$11,454	$11,941
04/25	$11,397	$11,931
05/25	$11,510	$12,033
06/25	$11,759	$12,307
07/25	$11,891	$12,452
08/25	$12,060	$12,643
09/25	$12,218	$12,847
10/25	$12,478	$13,130
11/25	$12,515	$13,169
12/25	$12,602	$13,237
01/26	$12,701	$13,311
02/26	$12,849	$13,497
03/26	$12,406	$13,086
04/26	$12,753	$13,417
05/26	$12,873	$13,527
06/26	$12,931	$13,614
07/26	$12,724	$13,404
08/26	$12,809	$13,526

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	6.22	1.53	2.51
JPMorgan Emerging Markets Bond Index - Global	6.99	2.09	3.07

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 356,380,433
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 2,137,317
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$356,380,433
Total number of portfolio holdings	165
Management services fees (represents 0.60% of Fund average net assets)	$2,137,317
Portfolio turnover for the reporting period	46%

Holdings [Text Block]

Geographic Allocation

Table Summary
Mexico	8.8%
Saudi Arabia	7.6%
Indonesia	7.5%
Turkey	5.3%
United Arab Emirates	5.1%
Hungary	4.1%
Colombia	3.9%
Romania	3.9%
Chile	3.8%
United States	3.7%
Other	45.7%

Asset Categories

Table Summary
Foreign Government Obligations	88.8%
Corporate Bonds & Notes	6.9%
Money Market Funds	3.7%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Romanian Government International Bond 3.625% 03/27/2032	3.9%
Perusahaan Penerbit SBSN Indonesia III 4.700% 06/06/2032	3.8%
Mexico Government International Bond 3.500% 02/12/2034	3.3%
Argentine Republic Government International Bond 2.750% 07/09/2035	2.5%
Saudi Government International Bond 5.625% 01/13/2035	2.2%
Chile Government International Bond 4.950% 01/05/2036	2.0%
DP World PLC 6.850% 07/02/2037	1.9%
Colombian TES 11.750% 01/24/2035	1.9%
Petroleos de Venezuela SA 0.000% 05/16/2024	1.9%
Hungary Government International Bond 2.125% 09/22/2031	1.4%

Material Fund Change [Text Block]
C000231675
Shareholder Report [Line Items]
Fund Name	Columbia Integrated Small Cap Growth Fund
Class Name	Class A
Trading Symbol	ISGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Integrated Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$137	1.20%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection contributed meaningfully to Fund performance relative to the benchmark across most sectors. Stock selection within the communication services, industrials and consumer discretionary sectors generated the largest positive contributions.

Allocations | From a sector allocation perspective, the Fund benefited from underweight positions in the consumer staples and utilities sectors.

Individual holdings | Overweight positions in Bandwidth, Revolution Medicines, and Planet Labs PBC were among the largest contributors to relative performance. These investments benefited from strong company-specific fundamentals and favorable market reception during the period.

Top Performance Detractors

Stock selection | Security selection detracted from Fund performance relative to the benchmark in only two sectors - consumer staples and health care.

Allocations | Overweight exposures to the consumer discretionary, industrials and financials sectors detracted from relative performance.

Individual holdings | Overweight positions in Vital Farms and Phreesia were the most significant individual detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Integrated Small Cap Growth Fund Class A (including sales charges) ($28,025)	Russell 3000® Index ($39,898)	Russell 2000® Growth Index ($27,528)
08/16	$9,427	$10,000	$10,000
09/16	$9,493	$10,016	$10,144
10/16	$8,743	$9,799	$9,514
11/16	$9,540	$10,238	$10,365
12/16	$9,771	$10,437	$10,506
01/17	$9,995	$10,634	$10,677
02/17	$10,180	$11,029	$10,939
03/17	$10,263	$11,037	$11,068
04/17	$10,414	$11,154	$11,272
05/17	$10,406	$11,268	$11,169
06/17	$10,716	$11,370	$11,554
07/17	$10,827	$11,584	$11,652
08/17	$10,745	$11,606	$11,639
09/17	$11,272	$11,889	$12,272
10/17	$11,424	$12,149	$12,462
11/17	$11,687	$12,518	$12,820
12/17	$11,734	$12,643	$12,835
01/18	$12,172	$13,309	$13,335
02/18	$11,760	$12,819	$12,956
03/18	$11,864	$12,561	$13,130
04/18	$11,956	$12,609	$13,143
05/18	$12,761	$12,965	$13,970
06/18	$12,853	$13,050	$14,080
07/18	$13,239	$13,483	$14,322
08/18	$14,135	$13,956	$15,213
09/18	$13,860	$13,979	$14,857
10/18	$12,067	$12,950	$12,977
11/18	$12,093	$13,209	$13,180
12/18	$10,695	$11,980	$11,640
01/19	$11,995	$13,008	$12,985
02/19	$12,483	$13,466	$13,823
03/19	$12,328	$13,662	$13,636
04/19	$12,398	$14,208	$14,051
05/19	$11,392	$13,289	$13,009
06/19	$12,313	$14,222	$14,011
07/19	$12,506	$14,433	$14,148
08/19	$11,856	$14,139	$13,537
09/19	$11,980	$14,387	$13,426
10/19	$12,320	$14,697	$13,808
11/19	$12,994	$15,256	$14,621
12/19	$13,214	$15,696	$14,956
01/20	$12,852	$15,679	$14,791
02/20	$11,953	$14,395	$13,723
03/20	$9,747	$12,416	$11,103
04/20	$11,094	$14,060	$12,756
05/20	$11,701	$14,812	$13,962
06/20	$12,072	$15,151	$14,498
07/20	$12,734	$16,011	$14,996
08/20	$13,113	$17,171	$15,876
09/20	$12,711	$16,546	$15,536
10/20	$13,010	$16,188	$15,654
11/20	$14,988	$18,158	$18,414
12/20	$16,395	$18,975	$20,135
01/21	$16,984	$18,890	$21,106
02/21	$18,188	$19,481	$21,803
03/21	$17,836	$20,179	$21,117
04/21	$18,384	$21,219	$21,578
05/21	$18,179	$21,316	$20,961
06/21	$18,854	$21,842	$21,944
07/21	$18,584	$22,211	$21,145
08/21	$18,993	$22,845	$21,529
09/21	$18,248	$21,820	$20,704
10/21	$19,214	$23,295	$21,673
11/21	$18,404	$22,941	$20,615
12/21	$18,786	$23,844	$20,706
01/22	$16,682	$22,441	$17,931
02/22	$16,621	$21,876	$18,009
03/22	$16,756	$22,585	$18,092
04/22	$14,684	$20,558	$15,872
05/22	$14,341	$20,531	$15,572
06/22	$13,532	$18,813	$14,608
07/22	$14,991	$20,578	$16,244
08/22	$14,353	$19,810	$16,091
09/22	$13,213	$17,973	$14,644
10/22	$14,365	$19,447	$16,033
11/22	$14,660	$20,462	$16,295
12/22	$13,935	$19,264	$15,249
01/23	$15,383	$20,591	$16,765
02/23	$15,319	$20,110	$16,584
03/23	$15,112	$20,647	$16,175
04/23	$14,724	$20,867	$15,987
05/23	$14,595	$20,949	$15,990
06/23	$15,849	$22,379	$17,315
07/23	$16,404	$23,181	$18,125
08/23	$15,629	$22,734	$17,181
09/23	$14,789	$21,651	$16,048
10/23	$13,651	$21,077	$14,810
11/23	$14,892	$23,042	$16,159
12/23	$16,404	$24,265	$18,094
01/24	$15,861	$24,534	$17,514
02/24	$17,141	$25,862	$18,936
03/24	$17,529	$26,696	$19,466
04/24	$16,236	$25,521	$17,967
05/24	$17,115	$26,727	$18,929
06/24	$16,973	$27,554	$18,897
07/24	$18,343	$28,066	$20,444
08/24	$18,279	$28,677	$20,218
09/24	$18,473	$29,271	$20,487
10/24	$18,641	$29,056	$20,215
11/24	$21,071	$30,989	$22,693
12/24	$19,531	$30,041	$20,836
01/25	$20,624	$30,990	$21,494
02/25	$19,221	$30,396	$20,039
03/25	$17,463	$28,623	$18,520
04/25	$17,581	$28,431	$18,401
05/25	$19,117	$30,233	$19,582
06/25	$20,166	$31,769	$20,736
07/25	$20,388	$32,469	$21,089
08/25	$21,703	$33,220	$22,336
09/25	$22,294	$34,366	$23,264
10/25	$22,722	$35,103	$24,017
11/25	$23,269	$35,199	$23,853
12/25	$23,243	$35,192	$23,547
01/26	$23,737	$35,738	$24,483
02/26	$23,331	$35,568	$24,424
03/26	$22,325	$33,800	$22,886
04/26	$25,890	$37,248	$26,248
05/26	$27,267	$39,135	$27,781
06/26	$28,837	$39,015	$28,769
07/26	$27,372	$38,833	$27,083
08/26	$28,025	$39,898	$27,528

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)Footnote Reference(b)	29.13	8.09	11.51
Class A (including sales charges)Footnote Reference(a)Footnote Reference(b)	21.68	6.81	10.86
Russell 3000® Index	20.10	11.80	14.84
Russell 2000® Growth Index	23.25	5.04	10.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 33,423,918
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 253,293
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$33,423,918
Total number of portfolio holdings	154
Management services fees (represents 0.85% of Fund average net assets)	$253,293
Portfolio turnover for the reporting period	110%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Health Care	30.8%
Information Technology	16.9%
Industrials	13.9%
Financials	11.7%
Consumer Discretionary	10.3%
Energy	7.0%
Materials	5.1%
Real Estate	1.7%
Communication Services	1.6%
Consumer Staples	0.2%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Bowman Consulting Group Ltd.	2.0%
AtriCure, Inc.	1.8%
Remitly Global, Inc.	1.7%
Par Pacific Holdings, Inc.	1.7%
Freshworks, Inc., Class A	1.7%
Vertex, Inc., Class A	1.6%
Acadian Asset Management, Inc.	1.6%
SSR Mining, Inc.	1.6%
Steven Madden Ltd.	1.4%
Revolution Medicines, Inc.	1.4%

Material Fund Change [Text Block]
C000231678
Shareholder Report [Line Items]
Fund Name	Columbia Integrated Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	ISGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Integrated Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$114	0.99%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection contributed meaningfully to Fund performance relative to the benchmark across most sectors. Stock selection within the communication services, industrials and consumer discretionary sectors generated the largest positive contributions.

Allocations | From a sector allocation perspective, the Fund benefited from underweight positions in the consumer staples and utilities sectors.

Individual holdings | Overweight positions in Bandwidth, Revolution Medicines, and Planet Labs PBC were among the largest contributors to relative performance. These investments benefited from strong company-specific fundamentals and favorable market reception during the period.

Top Performance Detractors

Stock selection | Security selection detracted from Fund performance relative to the benchmark in only two sectors - consumer staples and health care.

Allocations | Overweight exposures to the consumer discretionary, industrials and financials sectors detracted from relative performance.

Individual holdings | Overweight positions in Vital Farms and Phreesia were the most significant individual detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Integrated Small Cap Growth Fund Institutional Class ($30,412)	Russell 3000® Index ($39,898)	Russell 2000® Growth Index ($27,528)
08/16	$10,000	$10,000	$10,000
09/16	$10,072	$10,016	$10,144
10/16	$9,278	$9,799	$9,514
11/16	$10,126	$10,238	$10,365
12/16	$10,373	$10,437	$10,506
01/17	$10,614	$10,634	$10,677
02/17	$10,812	$11,029	$10,939
03/17	$10,903	$11,037	$11,068
04/17	$11,065	$11,154	$11,272
05/17	$11,059	$11,268	$11,169
06/17	$11,390	$11,370	$11,554
07/17	$11,516	$11,584	$11,652
08/17	$11,432	$11,606	$11,639
09/17	$11,992	$11,889	$12,272
10/17	$12,160	$12,149	$12,462
11/17	$12,443	$12,518	$12,820
12/17	$12,497	$12,643	$12,835
01/18	$12,966	$13,309	$13,335
02/18	$12,524	$12,819	$12,956
03/18	$12,638	$12,561	$13,130
04/18	$12,738	$12,609	$13,143
05/18	$13,603	$12,965	$13,970
06/18	$13,704	$13,050	$14,080
07/18	$14,113	$13,483	$14,322
08/18	$15,071	$13,956	$15,213
09/18	$14,783	$13,979	$14,857
10/18	$12,872	$12,950	$12,977
11/18	$12,906	$13,209	$13,180
12/18	$11,420	$11,980	$11,640
01/19	$12,805	$13,008	$12,985
02/19	$13,325	$13,466	$13,823
03/19	$13,167	$13,662	$13,636
04/19	$13,246	$14,208	$14,051
05/19	$12,168	$13,289	$13,009
06/19	$13,159	$14,222	$14,011
07/19	$13,372	$14,433	$14,148
08/19	$12,671	$14,139	$13,537
09/19	$12,813	$14,387	$13,426
10/19	$13,175	$14,697	$13,808
11/19	$13,907	$15,256	$14,621
12/19	$14,139	$15,696	$14,956
01/20	$13,755	$15,679	$14,791
02/20	$12,794	$14,395	$13,723
03/20	$10,440	$12,416	$11,103
04/20	$11,881	$14,060	$12,756
05/20	$12,538	$14,812	$13,962
06/20	$12,931	$15,151	$14,498
07/20	$13,643	$16,011	$14,996
08/20	$14,052	$17,171	$15,876
09/20	$13,627	$16,546	$15,536
10/20	$13,948	$16,188	$15,654
11/20	$16,069	$18,158	$18,414
12/20	$17,587	$18,975	$20,135
01/21	$18,218	$18,890	$21,106
02/21	$19,521	$19,481	$21,803
03/21	$19,147	$20,179	$21,117
04/21	$19,745	$21,219	$21,578
05/21	$19,529	$21,316	$20,961
06/21	$20,255	$21,842	$21,944
07/21	$19,964	$22,211	$21,145
08/21	$20,413	$22,845	$21,529
09/21	$19,616	$21,820	$20,704
10/21	$20,662	$23,295	$21,673
11/21	$19,782	$22,941	$20,615
12/21	$20,213	$23,844	$20,706
01/22	$17,951	$22,441	$17,931
02/22	$17,880	$21,876	$18,009
03/22	$18,035	$22,585	$18,092
04/22	$15,813	$20,558	$15,872
05/22	$15,443	$20,531	$15,572
06/22	$14,583	$18,813	$14,608
07/22	$16,148	$20,578	$16,244
08/22	$15,455	$19,810	$16,091
09/22	$14,249	$17,973	$14,644
10/22	$15,491	$19,447	$16,033
11/22	$15,801	$20,462	$16,295
12/22	$15,024	$19,264	$15,249
01/23	$16,590	$20,591	$16,765
02/23	$16,515	$20,110	$16,584
03/23	$16,289	$20,647	$16,175
04/23	$15,888	$20,867	$15,987
05/23	$15,751	$20,949	$15,990
06/23	$17,104	$22,379	$17,315
07/23	$17,705	$23,181	$18,125
08/23	$16,878	$22,734	$17,181
09/23	$15,964	$21,651	$16,048
10/23	$14,748	$21,077	$14,810
11/23	$16,076	$23,042	$16,159
12/23	$17,718	$24,265	$18,094
01/24	$17,129	$24,534	$17,514
02/24	$18,520	$25,862	$18,936
03/24	$18,946	$26,696	$19,466
04/24	$17,555	$25,521	$17,967
05/24	$18,495	$26,727	$18,929
06/24	$18,332	$27,554	$18,897
07/24	$19,810	$28,066	$20,444
08/24	$19,748	$28,677	$20,218
09/24	$19,973	$29,271	$20,487
10/24	$20,149	$29,056	$20,215
11/24	$22,780	$30,989	$22,693
12/24	$21,112	$30,041	$20,836
01/25	$22,298	$30,990	$21,494
02/25	$20,788	$30,396	$20,039
03/25	$18,897	$28,623	$18,520
04/25	$19,024	$28,431	$18,401
05/25	$20,689	$30,233	$19,582
06/25	$21,832	$31,769	$20,736
07/25	$22,072	$32,469	$21,089
08/25	$23,511	$33,220	$22,336
09/25	$24,147	$34,366	$23,264
10/25	$24,612	$35,103	$24,017
11/25	$25,219	$35,199	$23,853
12/25	$25,178	$35,192	$23,547
01/26	$25,723	$35,738	$24,483
02/26	$25,293	$35,568	$24,424
03/26	$24,220	$33,800	$22,886
04/26	$28,067	$37,248	$26,248
05/26	$29,569	$39,135	$27,781
06/26	$31,287	$39,015	$28,769
07/26	$29,685	$38,833	$27,083
08/26	$30,412	$39,898	$27,528

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)Footnote Reference(b)	29.35	8.30	11.76
Russell 3000® Index	20.10	11.80	14.84
Russell 2000® Growth Index	23.25	5.04	10.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 33,423,918
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 253,293
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$33,423,918
Total number of portfolio holdings	154
Management services fees (represents 0.85% of Fund average net assets)	$253,293
Portfolio turnover for the reporting period	110%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Health Care	30.8%
Information Technology	16.9%
Industrials	13.9%
Financials	11.7%
Consumer Discretionary	10.3%
Energy	7.0%
Materials	5.1%
Real Estate	1.7%
Communication Services	1.6%
Consumer Staples	0.2%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Bowman Consulting Group Ltd.	2.0%
AtriCure, Inc.	1.8%
Remitly Global, Inc.	1.7%
Par Pacific Holdings, Inc.	1.7%
Freshworks, Inc., Class A	1.7%
Vertex, Inc., Class A	1.6%
Acadian Asset Management, Inc.	1.6%
SSR Mining, Inc.	1.6%
Steven Madden Ltd.	1.4%
Revolution Medicines, Inc.	1.4%

Material Fund Change [Text Block]
C000231687
Shareholder Report [Line Items]
Fund Name	Columbia Pyrford International Stock Fund
Class Name	Class A
Trading Symbol	PISDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$125	1.16%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and consumer staples sectors contributed to the Fund’s relative performance during the period.

Allocations | An underweight allocation to the consumer discretionary sector greatly contributed, with an underweight to real estate also boosting the Fund’s relative performance during the period.

Individual holdings | Positions in Taiwan Semiconductor Manufacturing, a global leader in advanced semiconductor foundry manufacturing; Roche Holding, a Swiss pharmaceutical and diagnostics company; Japan Tobacco, a global tobacco and consumer products company; Mitsubishi Electric, a diversified electrical equipment and industrial systems manufacturer; and Woolworths Group, an Australian food and consumer staples retailer, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the financials and information technology sectors hurt the Fund’s relative performance during the period.

Allocations | An underweight allocation to the financials sector, as well as overweights to the consumer staples and communication services sectors, detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in SAP, a German enterprise software provider; Brambles, an Australian supply chain logistics and pallet pooling company; Nemetschek, a German design and construction software provider; Wolters Kluwer, a Dutch professional information and software services company; and Bank Rakyat Indonesia, an Indonesian commercial bank, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Pyrford International Stock Fund Class A (including sales charges) ($19,211)	MSCI EAFE Index (Net) ($24,869)	MSCI ACWI ex USA Index (Net) ($25,109)
08/16	$9,427	$10,000	$10,000
09/16	$9,528	$10,123	$10,123
10/16	$9,195	$9,916	$9,978
11/16	$8,940	$9,718	$9,747
12/16	$9,172	$10,051	$9,996
01/17	$9,378	$10,342	$10,350
02/17	$9,544	$10,490	$10,515
03/17	$9,797	$10,779	$10,782
04/17	$10,018	$11,053	$11,013
05/17	$10,406	$11,459	$11,370
06/17	$10,263	$11,439	$11,405
07/17	$10,413	$11,768	$11,826
08/17	$10,406	$11,764	$11,888
09/17	$10,508	$12,057	$12,108
10/17	$10,595	$12,240	$12,336
11/17	$10,738	$12,368	$12,436
12/17	$10,840	$12,567	$12,714
01/18	$11,267	$13,197	$13,423
02/18	$10,666	$12,601	$12,790
03/18	$10,666	$12,374	$12,564
04/18	$10,682	$12,657	$12,765
05/18	$10,429	$12,372	$12,470
06/18	$10,374	$12,221	$12,236
07/18	$10,674	$12,522	$12,528
08/18	$10,619	$12,280	$12,266
09/18	$10,706	$12,387	$12,322
10/18	$10,089	$11,401	$11,320
11/18	$10,058	$11,386	$11,427
12/18	$9,681	$10,834	$10,910
01/19	$10,241	$11,546	$11,734
02/19	$10,452	$11,840	$11,963
03/19	$10,582	$11,915	$12,034
04/19	$10,761	$12,250	$12,352
05/19	$10,363	$11,661	$11,689
06/19	$10,948	$12,353	$12,393
07/19	$10,769	$12,196	$12,243
08/19	$10,623	$11,880	$11,865
09/19	$10,810	$12,221	$12,170
10/19	$11,224	$12,660	$12,595
11/19	$11,329	$12,803	$12,706
12/19	$11,713	$13,219	$13,256
01/20	$11,521	$12,943	$12,900
02/20	$10,590	$11,773	$11,881
03/20	$9,493	$10,201	$10,160
04/20	$10,100	$10,860	$10,930
05/20	$10,349	$11,333	$11,288
06/20	$10,615	$11,719	$11,798
07/20	$10,981	$11,992	$12,324
08/20	$11,272	$12,609	$12,852
09/20	$10,906	$12,281	$12,536
10/20	$10,449	$11,791	$12,266
11/20	$11,629	$13,619	$13,916
12/20	$12,112	$14,252	$14,668
01/21	$11,960	$14,100	$14,700
02/21	$11,926	$14,416	$14,991
03/21	$12,357	$14,748	$15,181
04/21	$12,619	$15,192	$15,628
05/21	$13,109	$15,687	$16,117
06/21	$12,932	$15,510	$16,012
07/21	$12,966	$15,627	$15,748
08/21	$13,169	$15,903	$16,048
09/21	$12,653	$15,441	$15,534
10/21	$12,881	$15,821	$15,905
11/21	$12,391	$15,085	$15,188
12/21	$12,925	$15,857	$15,816
01/22	$12,751	$15,091	$15,233
02/22	$12,655	$14,824	$14,932
03/22	$12,603	$14,919	$14,956
04/22	$12,202	$13,954	$14,016
05/22	$12,307	$14,059	$14,117
06/22	$11,575	$12,754	$12,903
07/22	$11,802	$13,390	$13,344
08/22	$11,218	$12,754	$12,915
09/22	$10,303	$11,561	$11,624
10/22	$10,756	$12,182	$11,972
11/22	$11,976	$13,555	$13,385
12/22	$11,890	$13,565	$13,285
01/23	$12,520	$14,664	$14,363
02/23	$12,250	$14,358	$13,858
03/23	$12,700	$14,714	$14,197
04/23	$13,223	$15,129	$14,444
05/23	$12,610	$14,489	$13,919
06/23	$13,025	$15,148	$14,543
07/23	$13,250	$15,639	$15,134
08/23	$12,836	$15,039	$14,451
09/23	$12,475	$14,526	$13,994
10/23	$12,106	$13,937	$13,417
11/23	$12,953	$15,230	$14,625
12/23	$13,555	$16,040	$15,360
01/24	$13,441	$16,132	$15,207
02/24	$13,488	$16,427	$15,592
03/24	$13,753	$16,967	$16,079
04/24	$13,498	$16,533	$15,791
05/24	$13,961	$17,173	$16,249
06/24	$13,763	$16,896	$16,234
07/24	$14,434	$17,392	$16,610
08/24	$15,039	$17,957	$17,083
09/24	$15,313	$18,123	$17,543
10/24	$14,472	$17,138	$16,682
11/24	$14,330	$17,040	$16,531
12/24	$13,941	$16,653	$16,210
01/25	$14,373	$17,528	$16,863
02/25	$14,640	$17,868	$17,097
03/25	$14,907	$17,796	$17,058
04/25	$15,431	$18,611	$17,674
05/25	$15,934	$19,462	$18,484
06/25	$16,243	$19,891	$19,111
07/25	$16,017	$19,612	$19,056
08/25	$16,602	$20,448	$19,717
09/25	$16,654	$20,839	$20,427
10/25	$16,695	$21,085	$20,840
11/25	$16,910	$21,216	$20,835
12/25	$17,208	$21,852	$21,459
01/26	$17,929	$22,992	$22,743
02/26	$19,051	$24,056	$23,885
03/26	$17,585	$21,581	$21,308
04/26	$18,398	$23,189	$23,364
05/26	$18,536	$23,900	$24,541
06/26	$18,433	$23,916	$24,396
07/26	$19,062	$24,384	$24,480
08/26	$19,211	$24,869	$25,109

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	15.71	7.85	7.38
Class A (including sales charges)Footnote Reference(a)	9.03	6.58	6.75
MSCI EAFE Index (Net)	21.62	9.35	9.54
MSCI ACWI ex USA Index (Net)	27.35	9.37	9.64

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 239,907,077
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 2,263,788
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$239,907,077
Total number of portfolio holdings	80
Management services fees (represents 0.87% of Fund average net assets)	$2,263,788
Portfolio turnover for the reporting period	8%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	14.2%
United Kingdom	13.6%
Germany	11.2%
Australia	9.8%
France	8.3%
Switzerland	7.7%
Singapore	7.0%
United States	4.6%
Hong Kong	4.4%
Finland	2.8%
Other	15.6%

Equity Sector Allocation

Table Summary
Industrials	22.6%
Consumer Staples	15.1%
Financials	14.5%
Health Care	10.3%
Information Technology	10.3%
Communication Services	8.3%
Materials	7.8%
Consumer Discretionary	3.1%
Utilities	3.0%
Energy	2.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
SAP SE	2.6%
Japan Tobacco, Inc.	2.6%
United Overseas Bank Ltd.	2.6%
Nestlé SA, Registered Shares	2.5%
KDDI Corp.	2.4%
Unilever PLC	2.3%
Roche Holding Ag	2.3%
Brambles Ltd.	2.3%
Mitsubishi Electric Corp.	2.2%
Air Liquide SA	2.1%

Material Fund Change [Text Block]
C000231685
Shareholder Report [Line Items]
Fund Name	Columbia Pyrford International Stock Fund
Class Name	Institutional Class
Trading Symbol	PISLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$98	0.91%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and consumer staples sectors contributed to the Fund’s relative performance during the period.

Allocations | An underweight allocation to the consumer discretionary sector greatly contributed, with an underweight to real estate also boosting the Fund’s relative performance during the period.

Individual holdings | Positions in Taiwan Semiconductor Manufacturing, a global leader in advanced semiconductor foundry manufacturing; Roche Holding, a Swiss pharmaceutical and diagnostics company; Japan Tobacco, a global tobacco and consumer products company; Mitsubishi Electric, a diversified electrical equipment and industrial systems manufacturer; and Woolworths Group, an Australian food and consumer staples retailer, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the financials and information technology sectors hurt the Fund’s relative performance during the period.

Allocations | An underweight allocation to the financials sector, as well as overweights to the consumer staples and communication services sectors, detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in SAP, a German enterprise software provider; Brambles, an Australian supply chain logistics and pallet pooling company; Nemetschek, a German design and construction software provider; Wolters Kluwer, a Dutch professional information and software services company; and Bank Rakyat Indonesia, an Indonesian commercial bank, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Pyrford International Stock Fund Institutional Class ($20,886)	MSCI EAFE Index (Net) ($24,869)	MSCI ACWI ex USA Index (Net) ($25,109)
08/16	$10,000	$10,000	$10,000
09/16	$10,106	$10,123	$10,123
10/16	$9,755	$9,916	$9,978
11/16	$9,484	$9,718	$9,747
12/16	$9,736	$10,051	$9,996
01/17	$9,962	$10,342	$10,350
02/17	$10,138	$10,490	$10,515
03/17	$10,406	$10,779	$10,782
04/17	$10,649	$11,053	$11,013
05/17	$11,060	$11,459	$11,370
06/17	$10,909	$11,439	$11,405
07/17	$11,076	$11,768	$11,826
08/17	$11,068	$11,764	$11,888
09/17	$11,177	$12,057	$12,108
10/17	$11,277	$12,240	$12,336
11/17	$11,437	$12,368	$12,436
12/17	$11,542	$12,567	$12,714
01/18	$11,997	$13,197	$13,423
02/18	$11,361	$12,601	$12,790
03/18	$11,361	$12,374	$12,564
04/18	$11,387	$12,657	$12,765
05/18	$11,121	$12,372	$12,470
06/18	$11,061	$12,221	$12,236
07/18	$11,379	$12,522	$12,528
08/18	$11,327	$12,280	$12,266
09/18	$11,422	$12,387	$12,322
10/18	$10,760	$11,401	$11,320
11/18	$10,734	$11,386	$11,427
12/18	$10,329	$10,834	$10,910
01/19	$10,939	$11,546	$11,734
02/19	$11,169	$11,840	$11,963
03/19	$11,302	$11,915	$12,034
04/19	$11,497	$12,250	$12,352
05/19	$11,072	$11,661	$11,689
06/19	$11,700	$12,353	$12,393
07/19	$11,514	$12,196	$12,243
08/19	$11,355	$11,880	$11,865
09/19	$11,567	$12,221	$12,170
10/19	$12,010	$12,660	$12,595
11/19	$12,125	$12,803	$12,706
12/19	$12,534	$13,219	$13,256
01/20	$12,334	$12,943	$12,900
02/20	$11,344	$11,773	$11,881
03/20	$10,162	$10,201	$10,160
04/20	$10,817	$10,860	$10,930
05/20	$11,089	$11,333	$11,288
06/20	$11,380	$11,719	$11,798
07/20	$11,762	$11,992	$12,324
08/20	$12,080	$12,609	$12,852
09/20	$11,698	$12,281	$12,536
10/20	$11,207	$11,791	$12,266
11/20	$12,480	$13,619	$13,916
12/20	$12,994	$14,252	$14,668
01/21	$12,837	$14,100	$14,700
02/21	$12,799	$14,416	$14,991
03/21	$13,273	$14,748	$15,181
04/21	$13,552	$15,192	$15,628
05/21	$14,081	$15,687	$16,117
06/21	$13,895	$15,510	$16,012
07/21	$13,933	$15,627	$15,748
08/21	$14,156	$15,903	$16,048
09/21	$13,598	$15,441	$15,534
10/21	$13,849	$15,821	$15,905
11/21	$13,329	$15,085	$15,188
12/21	$13,905	$15,857	$15,816
01/22	$13,721	$15,091	$15,233
02/22	$13,623	$14,824	$14,932
03/22	$13,565	$14,919	$14,956
04/22	$13,138	$13,954	$14,016
05/22	$13,254	$14,059	$14,117
06/22	$12,468	$12,754	$12,903
07/22	$12,711	$13,390	$13,344
08/22	$12,089	$12,754	$12,915
09/22	$11,108	$11,561	$11,624
10/22	$11,604	$12,182	$11,972
11/22	$12,924	$13,555	$13,385
12/22	$12,825	$13,565	$13,285
01/23	$13,510	$14,664	$14,363
02/23	$13,218	$14,358	$13,858
03/23	$13,711	$14,714	$14,197
04/23	$14,276	$15,129	$14,444
05/23	$13,621	$14,489	$13,919
06/23	$14,064	$15,148	$14,543
07/23	$14,316	$15,639	$15,134
08/23	$13,873	$15,039	$14,451
09/23	$13,490	$14,526	$13,994
10/23	$13,087	$13,937	$13,417
11/23	$14,004	$15,230	$14,625
12/23	$14,663	$16,040	$15,360
01/24	$14,536	$16,132	$15,207
02/24	$14,599	$16,427	$15,592
03/24	$14,876	$16,967	$16,079
04/24	$14,610	$16,533	$15,791
05/24	$15,109	$17,173	$16,249
06/24	$14,907	$16,896	$16,234
07/24	$15,630	$17,392	$16,610
08/24	$16,267	$17,957	$17,083
09/24	$16,565	$18,123	$17,543
10/24	$15,662	$17,138	$16,682
11/24	$15,502	$17,040	$16,531
12/24	$15,082	$16,653	$16,210
01/25	$15,570	$17,528	$16,863
02/25	$15,861	$17,868	$17,097
03/25	$16,151	$17,796	$17,058
04/25	$16,721	$18,611	$17,674
05/25	$17,267	$19,462	$18,484
06/25	$17,604	$19,891	$19,111
07/25	$17,372	$19,612	$19,056
08/25	$17,999	$20,448	$19,717
09/25	$18,057	$20,839	$20,427
10/25	$18,115	$21,085	$20,840
11/25	$18,348	$21,216	$20,835
12/25	$18,668	$21,852	$21,459
01/26	$19,464	$22,992	$22,743
02/26	$20,677	$24,056	$23,885
03/26	$19,098	$21,581	$21,308
04/26	$19,985	$23,189	$23,364
05/26	$20,129	$23,900	$24,541
06/26	$20,025	$23,916	$24,396
07/26	$20,716	$24,384	$24,480
08/26	$20,886	$24,869	$25,109

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)Footnote Reference(b)	16.04	8.09	7.64
MSCI EAFE Index (Net)	21.62	9.35	9.54
MSCI ACWI ex USA Index (Net)	27.35	9.37	9.64

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 239,907,077
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 2,263,788
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$239,907,077
Total number of portfolio holdings	80
Management services fees (represents 0.87% of Fund average net assets)	$2,263,788
Portfolio turnover for the reporting period	8%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	14.2%
United Kingdom	13.6%
Germany	11.2%
Australia	9.8%
France	8.3%
Switzerland	7.7%
Singapore	7.0%
United States	4.6%
Hong Kong	4.4%
Finland	2.8%
Other	15.6%

Equity Sector Allocation

Table Summary
Industrials	22.6%
Consumer Staples	15.1%
Financials	14.5%
Health Care	10.3%
Information Technology	10.3%
Communication Services	8.3%
Materials	7.8%
Consumer Discretionary	3.1%
Utilities	3.0%
Energy	2.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
SAP SE	2.6%
Japan Tobacco, Inc.	2.6%
United Overseas Bank Ltd.	2.6%
Nestlé SA, Registered Shares	2.5%
KDDI Corp.	2.4%
Unilever PLC	2.3%
Roche Holding Ag	2.3%
Brambles Ltd.	2.3%
Mitsubishi Electric Corp.	2.2%
Air Liquide SA	2.1%

Material Fund Change [Text Block]
C000231686
Shareholder Report [Line Items]
Fund Name	Columbia Pyrford International Stock Fund
Class Name	Institutional 2 Class
Trading Symbol	PISOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$88	0.81%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and consumer staples sectors contributed to the Fund’s relative performance during the period.

Allocations | An underweight allocation to the consumer discretionary sector greatly contributed, with an underweight to real estate also boosting the Fund’s relative performance during the period.

Individual holdings | Positions in Taiwan Semiconductor Manufacturing, a global leader in advanced semiconductor foundry manufacturing; Roche Holding, a Swiss pharmaceutical and diagnostics company; Japan Tobacco, a global tobacco and consumer products company; Mitsubishi Electric, a diversified electrical equipment and industrial systems manufacturer; and Woolworths Group, an Australian food and consumer staples retailer, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the financials and information technology sectors hurt the Fund’s relative performance during the period.

Allocations | An underweight allocation to the financials sector, as well as overweights to the consumer staples and communication services sectors, detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in SAP, a German enterprise software provider; Brambles, an Australian supply chain logistics and pallet pooling company; Nemetschek, a German design and construction software provider; Wolters Kluwer, a Dutch professional information and software services company; and Bank Rakyat Indonesia, an Indonesian commercial bank, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Pyrford International Stock Fund Institutional 2 Class ($20,980)	MSCI EAFE Index (Net) ($24,869)	MSCI ACWI ex USA Index (Net) ($25,109)
08/16	$10,000	$10,000	$10,000
09/16	$10,106	$10,123	$10,123
10/16	$9,755	$9,916	$9,978
11/16	$9,484	$9,718	$9,747
12/16	$9,736	$10,051	$9,996
01/17	$9,962	$10,342	$10,350
02/17	$10,138	$10,490	$10,515
03/17	$10,406	$10,779	$10,782
04/17	$10,649	$11,053	$11,013
05/17	$11,060	$11,459	$11,370
06/17	$10,909	$11,439	$11,405
07/17	$11,076	$11,768	$11,826
08/17	$11,068	$11,764	$11,888
09/17	$11,177	$12,057	$12,108
10/17	$11,277	$12,240	$12,336
11/17	$11,437	$12,368	$12,436
12/17	$11,542	$12,567	$12,714
01/18	$11,997	$13,197	$13,423
02/18	$11,361	$12,601	$12,790
03/18	$11,361	$12,374	$12,564
04/18	$11,387	$12,657	$12,765
05/18	$11,121	$12,372	$12,470
06/18	$11,061	$12,221	$12,236
07/18	$11,379	$12,522	$12,528
08/18	$11,327	$12,280	$12,266
09/18	$11,422	$12,387	$12,322
10/18	$10,760	$11,401	$11,320
11/18	$10,734	$11,386	$11,427
12/18	$10,329	$10,834	$10,910
01/19	$10,939	$11,546	$11,734
02/19	$11,169	$11,840	$11,963
03/19	$11,302	$11,915	$12,034
04/19	$11,497	$12,250	$12,352
05/19	$11,072	$11,661	$11,689
06/19	$11,700	$12,353	$12,393
07/19	$11,514	$12,196	$12,243
08/19	$11,355	$11,880	$11,865
09/19	$11,567	$12,221	$12,170
10/19	$12,010	$12,660	$12,595
11/19	$12,125	$12,803	$12,706
12/19	$12,534	$13,219	$13,256
01/20	$12,334	$12,943	$12,900
02/20	$11,344	$11,773	$11,881
03/20	$10,162	$10,201	$10,160
04/20	$10,817	$10,860	$10,930
05/20	$11,089	$11,333	$11,288
06/20	$11,380	$11,719	$11,798
07/20	$11,762	$11,992	$12,324
08/20	$12,080	$12,609	$12,852
09/20	$11,698	$12,281	$12,536
10/20	$11,207	$11,791	$12,266
11/20	$12,480	$13,619	$13,916
12/20	$12,994	$14,252	$14,668
01/21	$12,837	$14,100	$14,700
02/21	$12,799	$14,416	$14,991
03/21	$13,273	$14,748	$15,181
04/21	$13,552	$15,192	$15,628
05/21	$14,081	$15,687	$16,117
06/21	$13,895	$15,510	$16,012
07/21	$13,933	$15,627	$15,748
08/21	$14,156	$15,903	$16,048
09/21	$13,598	$15,441	$15,534
10/21	$13,849	$15,821	$15,905
11/21	$13,329	$15,085	$15,188
12/21	$13,905	$15,857	$15,816
01/22	$13,730	$15,091	$15,233
02/22	$13,623	$14,824	$14,932
03/22	$13,565	$14,919	$14,956
04/22	$13,138	$13,954	$14,016
05/22	$13,264	$14,059	$14,117
06/22	$12,468	$12,754	$12,903
07/22	$12,711	$13,390	$13,344
08/22	$12,089	$12,754	$12,915
09/22	$11,108	$11,561	$11,624
10/22	$11,604	$12,182	$11,972
11/22	$12,924	$13,555	$13,385
12/22	$12,829	$13,565	$13,285
01/23	$13,524	$14,664	$14,363
02/23	$13,232	$14,358	$13,858
03/23	$13,716	$14,714	$14,197
04/23	$14,291	$15,129	$14,444
05/23	$13,625	$14,489	$13,919
06/23	$14,079	$15,148	$14,543
07/23	$14,331	$15,639	$15,134
08/23	$13,888	$15,039	$14,451
09/23	$13,504	$14,526	$13,994
10/23	$13,101	$13,937	$13,417
11/23	$14,029	$15,230	$14,625
12/23	$14,682	$16,040	$15,360
01/24	$14,564	$16,132	$15,207
02/24	$14,618	$16,427	$15,592
03/24	$14,894	$16,967	$16,079
04/24	$14,628	$16,533	$15,791
05/24	$15,139	$17,173	$16,249
06/24	$14,926	$16,896	$16,234
07/24	$15,661	$17,392	$16,610
08/24	$16,321	$17,957	$17,083
09/24	$16,609	$18,123	$17,543
10/24	$15,704	$17,138	$16,682
11/24	$15,555	$17,040	$16,531
12/24	$15,132	$16,653	$16,210
01/25	$15,609	$17,528	$16,863
02/25	$15,912	$17,868	$17,097
03/25	$16,204	$17,796	$17,058
04/25	$16,774	$18,611	$17,674
05/25	$17,322	$19,462	$18,484
06/25	$17,660	$19,891	$19,111
07/25	$17,427	$19,612	$19,056
08/25	$18,067	$20,448	$19,717
09/25	$18,126	$20,839	$20,427
10/25	$18,184	$21,085	$20,840
11/25	$18,428	$21,216	$20,835
12/25	$18,742	$21,852	$21,459
01/26	$19,540	$22,992	$22,743
02/26	$20,757	$24,056	$23,885
03/26	$19,174	$21,581	$21,308
04/26	$20,077	$23,189	$23,364
05/26	$20,221	$23,900	$24,541
06/26	$20,116	$23,916	$24,396
07/26	$20,810	$24,384	$24,480
08/26	$20,980	$24,869	$25,109

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 ClassFootnote Reference(a)Footnote Reference(b)	16.12	8.19	7.69
MSCI EAFE Index (Net)	21.62	9.35	9.54
MSCI ACWI ex USA Index (Net)	27.35	9.37	9.64

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 239,907,077
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 2,263,788
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$239,907,077
Total number of portfolio holdings	80
Management services fees (represents 0.87% of Fund average net assets)	$2,263,788
Portfolio turnover for the reporting period	8%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	14.2%
United Kingdom	13.6%
Germany	11.2%
Australia	9.8%
France	8.3%
Switzerland	7.7%
Singapore	7.0%
United States	4.6%
Hong Kong	4.4%
Finland	2.8%
Other	15.6%

Equity Sector Allocation

Table Summary
Industrials	22.6%
Consumer Staples	15.1%
Financials	14.5%
Health Care	10.3%
Information Technology	10.3%
Communication Services	8.3%
Materials	7.8%
Consumer Discretionary	3.1%
Utilities	3.0%
Energy	2.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
SAP SE	2.6%
Japan Tobacco, Inc.	2.6%
United Overseas Bank Ltd.	2.6%
Nestlé SA, Registered Shares	2.5%
KDDI Corp.	2.4%
Unilever PLC	2.3%
Roche Holding Ag	2.3%
Brambles Ltd.	2.3%
Mitsubishi Electric Corp.	2.2%
Air Liquide SA	2.1%

Material Fund Change [Text Block]
C000231688
Shareholder Report [Line Items]
Fund Name	Columbia Pyrford International Stock Fund
Class Name	Institutional 3 Class
Trading Symbol	PISQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and consumer staples sectors contributed to the Fund’s relative performance during the period.

Allocations | An underweight allocation to the consumer discretionary sector greatly contributed, with an underweight to real estate also boosting the Fund’s relative performance during the period.

Individual holdings | Positions in Taiwan Semiconductor Manufacturing, a global leader in advanced semiconductor foundry manufacturing; Roche Holding, a Swiss pharmaceutical and diagnostics company; Japan Tobacco, a global tobacco and consumer products company; Mitsubishi Electric, a diversified electrical equipment and industrial systems manufacturer; and Woolworths Group, an Australian food and consumer staples retailer, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the financials and information technology sectors hurt the Fund’s relative performance during the period.

Allocations | An underweight allocation to the financials sector, as well as overweights to the consumer staples and communication services sectors, detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in SAP, a German enterprise software provider; Brambles, an Australian supply chain logistics and pallet pooling company; Nemetschek, a German design and construction software provider; Wolters Kluwer, a Dutch professional information and software services company; and Bank Rakyat Indonesia, an Indonesian commercial bank, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Pyrford International Stock Fund Institutional 3 Class ($21,187)	MSCI EAFE Index (Net) ($24,869)	MSCI ACWI ex USA Index (Net) ($25,109)
08/16	$10,000	$10,000	$10,000
09/16	$10,114	$10,123	$10,123
10/16	$9,763	$9,916	$9,978
11/16	$9,493	$9,718	$9,747
12/16	$9,743	$10,051	$9,996
01/17	$9,970	$10,342	$10,350
02/17	$10,146	$10,490	$10,515
03/17	$10,414	$10,779	$10,782
04/17	$10,657	$11,053	$11,013
05/17	$11,076	$11,459	$11,370
06/17	$10,925	$11,439	$11,405
07/17	$11,093	$11,768	$11,826
08/17	$11,085	$11,764	$11,888
09/17	$11,202	$12,057	$12,108
10/17	$11,303	$12,240	$12,336
11/17	$11,462	$12,368	$12,436
12/17	$11,566	$12,567	$12,714
01/18	$12,031	$13,197	$13,423
02/18	$11,394	$12,601	$12,790
03/18	$11,394	$12,374	$12,564
04/18	$11,420	$12,657	$12,765
05/18	$11,153	$12,372	$12,470
06/18	$11,101	$12,221	$12,236
07/18	$11,420	$12,522	$12,528
08/18	$11,368	$12,280	$12,266
09/18	$11,463	$12,387	$12,322
10/18	$10,799	$11,401	$11,320
11/18	$10,782	$11,386	$11,427
12/18	$10,370	$10,834	$10,910
01/19	$10,983	$11,546	$11,734
02/19	$11,213	$11,840	$11,963
03/19	$11,347	$11,915	$12,034
04/19	$11,551	$12,250	$12,352
05/19	$11,125	$11,661	$11,689
06/19	$11,755	$12,353	$12,393
07/19	$11,569	$12,196	$12,243
08/19	$11,418	$11,880	$11,865
09/19	$11,622	$12,221	$12,170
10/19	$12,075	$12,660	$12,595
11/19	$12,190	$12,803	$12,706
12/19	$12,603	$13,219	$13,256
01/20	$12,402	$12,943	$12,900
02/20	$11,406	$11,773	$11,881
03/20	$10,227	$10,201	$10,160
04/20	$10,885	$10,860	$10,930
05/20	$11,159	$11,333	$11,288
06/20	$11,452	$11,719	$11,798
07/20	$11,845	$11,992	$12,324
08/20	$12,164	$12,609	$12,852
09/20	$11,781	$12,281	$12,536
10/20	$11,278	$11,791	$12,266
11/20	$12,567	$13,619	$13,916
12/20	$13,092	$14,252	$14,668
01/21	$12,933	$14,100	$14,700
02/21	$12,896	$14,416	$14,991
03/21	$13,373	$14,748	$15,181
04/21	$13,653	$15,192	$15,628
05/21	$14,196	$15,687	$16,117
06/21	$14,009	$15,510	$16,012
07/21	$14,046	$15,627	$15,748
08/21	$14,270	$15,903	$16,048
09/21	$13,709	$15,441	$15,534
10/21	$13,962	$15,821	$15,905
11/21	$13,438	$15,085	$15,188
12/21	$14,016	$15,857	$15,816
01/22	$13,842	$15,091	$15,233
02/22	$13,745	$14,824	$14,932
03/22	$13,687	$14,919	$14,956
04/22	$13,251	$13,954	$14,016
05/22	$13,377	$14,059	$14,117
06/22	$12,574	$12,754	$12,903
07/22	$12,825	$13,390	$13,344
08/22	$12,196	$12,754	$12,915
09/22	$11,209	$11,561	$11,624
10/22	$11,703	$12,182	$11,972
11/22	$13,038	$13,555	$13,385
12/22	$12,943	$13,565	$13,285
01/23	$13,636	$14,664	$14,363
02/23	$13,345	$14,358	$13,858
03/23	$13,837	$14,714	$14,197
04/23	$14,410	$15,129	$14,444
05/23	$13,747	$14,489	$13,919
06/23	$14,199	$15,148	$14,543
07/23	$14,460	$15,639	$15,134
08/23	$14,008	$15,039	$14,451
09/23	$13,616	$14,526	$13,994
10/23	$13,214	$13,937	$13,417
11/23	$14,149	$15,230	$14,625
12/23	$14,810	$16,040	$15,360
01/24	$14,682	$16,132	$15,207
02/24	$14,746	$16,427	$15,592
03/24	$15,032	$16,967	$16,079
04/24	$14,767	$16,533	$15,791
05/24	$15,276	$17,173	$16,249
06/24	$15,064	$16,896	$16,234
07/24	$15,806	$17,392	$16,610
08/24	$16,463	$17,957	$17,083
09/24	$16,760	$18,123	$17,543
10/24	$15,848	$17,138	$16,682
11/24	$15,700	$17,040	$16,531
12/24	$15,278	$16,653	$16,210
01/25	$15,764	$17,528	$16,863
02/25	$16,054	$17,868	$17,097
03/25	$16,356	$17,796	$17,058
04/25	$16,935	$18,611	$17,674
05/25	$17,492	$19,462	$18,484
06/25	$17,828	$19,891	$19,111
07/25	$17,596	$19,612	$19,056
08/25	$18,245	$20,448	$19,717
09/25	$18,303	$20,839	$20,427
10/25	$18,361	$21,085	$20,840
11/25	$18,604	$21,216	$20,835
12/25	$18,924	$21,852	$21,459
01/26	$19,718	$22,992	$22,743
02/26	$20,953	$24,056	$23,885
03/26	$19,367	$21,581	$21,308
04/26	$20,264	$23,189	$23,364
05/26	$20,420	$23,900	$24,541
06/26	$20,316	$23,916	$24,396
07/26	$21,018	$24,384	$24,480
08/26	$21,187	$24,869	$25,109

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	16.13	8.23	7.80
MSCI EAFE Index (Net)	21.62	9.35	9.54
MSCI ACWI ex USA Index (Net)	27.35	9.37	9.64

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 239,907,077
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 2,263,788
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$239,907,077
Total number of portfolio holdings	80
Management services fees (represents 0.87% of Fund average net assets)	$2,263,788
Portfolio turnover for the reporting period	8%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	14.2%
United Kingdom	13.6%
Germany	11.2%
Australia	9.8%
France	8.3%
Switzerland	7.7%
Singapore	7.0%
United States	4.6%
Hong Kong	4.4%
Finland	2.8%
Other	15.6%

Equity Sector Allocation

Table Summary
Industrials	22.6%
Consumer Staples	15.1%
Financials	14.5%
Health Care	10.3%
Information Technology	10.3%
Communication Services	8.3%
Materials	7.8%
Consumer Discretionary	3.1%
Utilities	3.0%
Energy	2.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
SAP SE	2.6%
Japan Tobacco, Inc.	2.6%
United Overseas Bank Ltd.	2.6%
Nestlé SA, Registered Shares	2.5%
KDDI Corp.	2.4%
Unilever PLC	2.3%
Roche Holding Ag	2.3%
Brambles Ltd.	2.3%
Mitsubishi Electric Corp.	2.2%
Air Liquide SA	2.1%

Material Fund Change [Text Block]
C000231683
Shareholder Report [Line Items]
Fund Name	Columbia Pyrford International Stock Fund
Class Name	Class R
Trading Symbol	PISJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$152	1.41%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and consumer staples sectors contributed to the Fund’s relative performance during the period.

Allocations | An underweight allocation to the consumer discretionary sector greatly contributed, with an underweight to real estate also boosting the Fund’s relative performance during the period.

Individual holdings | Positions in Taiwan Semiconductor Manufacturing, a global leader in advanced semiconductor foundry manufacturing; Roche Holding, a Swiss pharmaceutical and diagnostics company; Japan Tobacco, a global tobacco and consumer products company; Mitsubishi Electric, a diversified electrical equipment and industrial systems manufacturer; and Woolworths Group, an Australian food and consumer staples retailer, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the financials and information technology sectors hurt the Fund’s relative performance during the period.

Allocations | An underweight allocation to the financials sector, as well as overweights to the consumer staples and communication services sectors, detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in SAP, a German enterprise software provider; Brambles, an Australian supply chain logistics and pallet pooling company; Nemetschek, a German design and construction software provider; Wolters Kluwer, a Dutch professional information and software services company; and Bank Rakyat Indonesia, an Indonesian commercial bank, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Pyrford International Stock Fund Class R ($19,879)	MSCI EAFE Index (Net) ($24,869)	MSCI ACWI ex USA Index (Net) ($25,109)
08/16	$10,000	$10,000	$10,000
09/16	$10,102	$10,123	$10,123
10/16	$9,746	$9,916	$9,978
11/16	$9,473	$9,718	$9,747
12/16	$9,720	$10,051	$9,996
01/17	$9,941	$10,342	$10,350
02/17	$10,113	$10,490	$10,515
03/17	$10,376	$10,779	$10,782
04/17	$10,614	$11,053	$11,013
05/17	$11,019	$11,459	$11,370
06/17	$10,864	$11,439	$11,405
07/17	$11,026	$11,768	$11,826
08/17	$11,013	$11,764	$11,888
09/17	$11,117	$12,057	$12,108
10/17	$11,212	$12,240	$12,336
11/17	$11,366	$12,368	$12,436
12/17	$11,466	$12,567	$12,714
01/18	$11,913	$13,197	$13,423
02/18	$11,277	$12,601	$12,790
03/18	$11,272	$12,374	$12,564
04/18	$11,293	$12,657	$12,765
05/18	$11,024	$12,372	$12,470
06/18	$10,960	$12,221	$12,236
07/18	$11,270	$12,522	$12,528
08/18	$11,215	$12,280	$12,266
09/18	$11,304	$12,387	$12,322
10/18	$10,644	$11,401	$11,320
11/18	$10,614	$11,386	$11,427
12/18	$10,210	$10,834	$10,910
01/19	$10,808	$11,546	$11,734
02/19	$11,031	$11,840	$11,963
03/19	$11,158	$11,915	$12,034
04/19	$11,345	$12,250	$12,352
05/19	$10,921	$11,661	$11,689
06/19	$11,536	$12,353	$12,393
07/19	$11,348	$12,196	$12,243
08/19	$11,187	$11,880	$11,865
09/19	$11,391	$12,221	$12,170
10/19	$11,821	$12,660	$12,595
11/19	$11,930	$12,803	$12,706
12/19	$12,328	$13,219	$13,256
01/20	$12,126	$12,943	$12,900
02/20	$11,147	$11,773	$11,881
03/20	$9,982	$10,201	$10,160
04/20	$10,620	$10,860	$10,930
05/20	$10,884	$11,333	$11,288
06/20	$11,165	$11,719	$11,798
07/20	$11,534	$11,992	$12,324
08/20	$11,841	$12,609	$12,852
09/20	$11,462	$12,281	$12,536
10/20	$10,976	$11,791	$12,266
11/20	$12,218	$13,619	$13,916
12/20	$12,716	$14,252	$14,668
01/21	$12,556	$14,100	$14,700
02/21	$12,515	$14,416	$14,991
03/21	$12,973	$14,748	$15,181
04/21	$13,240	$15,192	$15,628
05/21	$13,751	$15,687	$16,117
06/21	$13,564	$15,510	$16,012
07/21	$13,594	$15,627	$15,748
08/21	$13,806	$15,903	$16,048
09/21	$13,257	$15,441	$15,534
10/21	$13,496	$15,821	$15,905
11/21	$12,983	$15,085	$15,188
12/21	$13,536	$15,857	$15,816
01/22	$13,361	$15,091	$15,233
02/22	$13,250	$14,824	$14,932
03/22	$13,185	$14,919	$14,956
04/22	$12,770	$13,954	$14,016
05/22	$12,881	$14,059	$14,117
06/22	$12,106	$12,754	$12,903
07/22	$12,336	$13,390	$13,344
08/22	$11,728	$12,754	$12,915
09/22	$10,777	$11,561	$11,624
10/22	$11,248	$12,182	$11,972
11/22	$12,521	$13,555	$13,385
12/22	$12,420	$13,565	$13,285
01/23	$13,086	$14,664	$14,363
02/23	$12,791	$14,358	$13,858
03/23	$13,257	$14,714	$14,197
04/23	$13,809	$15,129	$14,444
05/23	$13,162	$14,489	$13,919
06/23	$13,590	$15,148	$14,543
07/23	$13,819	$15,639	$15,134
08/23	$13,381	$15,039	$14,451
09/23	$13,010	$14,526	$13,994
10/23	$12,610	$13,937	$13,417
11/23	$13,504	$15,230	$14,625
12/23	$14,124	$16,040	$15,360
01/24	$13,994	$16,132	$15,207
02/24	$14,044	$16,427	$15,592
03/24	$14,313	$16,967	$16,079
04/24	$14,054	$16,533	$15,791
05/24	$14,533	$17,173	$16,249
06/24	$14,323	$16,896	$16,234
07/24	$15,011	$17,392	$16,610
08/24	$15,640	$17,957	$17,083
09/24	$15,919	$18,123	$17,543
10/24	$15,031	$17,138	$16,682
11/24	$14,882	$17,040	$16,531
12/24	$14,473	$16,653	$16,210
01/25	$14,928	$17,528	$16,863
02/25	$15,209	$17,868	$17,097
03/25	$15,480	$17,796	$17,058
04/25	$16,021	$18,611	$17,674
05/25	$16,530	$19,462	$18,484
06/25	$16,844	$19,891	$19,111
07/25	$16,616	$19,612	$19,056
08/25	$17,223	$20,448	$19,717
09/25	$17,266	$20,839	$20,427
10/25	$17,309	$21,085	$20,840
11/25	$17,526	$21,216	$20,835
12/25	$17,830	$21,852	$21,459
01/26	$18,565	$22,992	$22,743
02/26	$19,722	$24,056	$23,885
03/26	$18,216	$21,581	$21,308
04/26	$19,047	$23,189	$23,364
05/26	$19,180	$23,900	$24,541
06/26	$19,072	$23,916	$24,396
07/26	$19,722	$24,384	$24,480
08/26	$19,879	$24,869	$25,109

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class RFootnote Reference(a)Footnote Reference(b)	15.43	7.56	7.11
MSCI EAFE Index (Net)	21.62	9.35	9.54
MSCI ACWI ex USA Index (Net)	27.35	9.37	9.64

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 239,907,077
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 2,263,788
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$239,907,077
Total number of portfolio holdings	80
Management services fees (represents 0.87% of Fund average net assets)	$2,263,788
Portfolio turnover for the reporting period	8%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	14.2%
United Kingdom	13.6%
Germany	11.2%
Australia	9.8%
France	8.3%
Switzerland	7.7%
Singapore	7.0%
United States	4.6%
Hong Kong	4.4%
Finland	2.8%
Other	15.6%

Equity Sector Allocation

Table Summary
Industrials	22.6%
Consumer Staples	15.1%
Financials	14.5%
Health Care	10.3%
Information Technology	10.3%
Communication Services	8.3%
Materials	7.8%
Consumer Discretionary	3.1%
Utilities	3.0%
Energy	2.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
SAP SE	2.6%
Japan Tobacco, Inc.	2.6%
United Overseas Bank Ltd.	2.6%
Nestlé SA, Registered Shares	2.5%
KDDI Corp.	2.4%
Unilever PLC	2.3%
Roche Holding Ag	2.3%
Brambles Ltd.	2.3%
Mitsubishi Electric Corp.	2.2%
Air Liquide SA	2.1%

Material Fund Change [Text Block]
C000231692
Shareholder Report [Line Items]
Fund Name	Columbia Ultra Short Duration Municipal Bond Fund
Class Name	Class A
Trading Symbol	USMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Ultra Short Duration Municipal Bond Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield carry | The Fund’s higher than benchmark yield was a significant contributor to the Fund’s benchmark-relative performance during the period.

Sector allocation | Sector allocation was a major contributor to the Fund’s relative performance. Overweights to industrial development revenue bonds (IDR), housing and airports added to relative performance.

Credit quality allocation | While quality allocation was neutral, an overweight to not-rated bonds added to relative performance.

Credit quality security selection | While overall security selection was neutral, selection in AA-rated bonds contributed to the Fund’s performance relative to its benchmark.

Sector security selection | While overall sector security selection detracted from benchmark-relative performance, selection in prepay gas bonds was a positive contributor to Fund performance.

Top Performance Detractors

Sector security selection | Security selection detracted from benchmark-relative performance, with selection in IDR and state general obligation (GO) bonds acting as a headwind to performance relative to the benchmark.

Sector allocation | An overweight to cash detracted from relative performance.

Credit quality allocation | While quality allocation was neutral, an overweight to AAA-rated bonds detracted from relative performance.

Credit quality security selection | While overall security selection was neutral, selection in AAA-rated and A-rated bonds detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Ultra Short Duration Municipal Bond Fund Class A ($11,625)	Bloomberg Municipal Bond Index ($12,085)	Bloomberg 1 Year Municipal Bond Index ($11,820)
08/16	$10,000	$10,000	$10,000
09/16	$10,005	$9,950	$9,979
10/16	$10,010	$9,846	$9,986
11/16	$9,995	$9,479	$9,942
12/16	$10,001	$9,590	$9,962
01/17	$10,026	$9,653	$9,998
02/17	$10,032	$9,720	$10,031
03/17	$10,038	$9,741	$10,031
04/17	$10,045	$9,812	$10,047
05/17	$10,061	$9,968	$10,066
06/17	$10,067	$9,932	$10,057
07/17	$10,074	$10,012	$10,081
08/17	$10,080	$10,088	$10,104
09/17	$10,086	$10,037	$10,092
10/17	$10,092	$10,062	$10,093
11/17	$10,089	$10,008	$10,047
12/17	$10,093	$10,112	$10,054
01/18	$10,111	$9,993	$10,082
02/18	$10,119	$9,963	$10,099
03/18	$10,127	$10,000	$10,092
04/18	$10,128	$9,964	$10,083
05/18	$10,148	$10,079	$10,116
06/18	$10,157	$10,087	$10,151
07/18	$10,175	$10,112	$10,173
08/18	$10,175	$10,138	$10,169
09/18	$10,176	$10,072	$10,149
10/18	$10,188	$10,010	$10,158
11/18	$10,210	$10,121	$10,190
12/18	$10,222	$10,242	$10,229
01/19	$10,244	$10,319	$10,260
02/19	$10,256	$10,375	$10,284
03/19	$10,269	$10,539	$10,312
04/19	$10,283	$10,578	$10,319
05/19	$10,295	$10,724	$10,358
06/19	$10,318	$10,764	$10,390
07/19	$10,329	$10,850	$10,424
08/19	$10,340	$11,022	$10,439
09/19	$10,341	$10,933	$10,417
10/19	$10,362	$10,953	$10,447
11/19	$10,371	$10,980	$10,465
12/19	$10,383	$11,014	$10,481
01/20	$10,403	$11,212	$10,517
02/20	$10,423	$11,356	$10,539
03/20	$10,373	$10,944	$10,486
04/20	$10,330	$10,807	$10,510
05/20	$10,388	$11,151	$10,614
06/20	$10,426	$11,242	$10,614
07/20	$10,444	$11,432	$10,641
08/20	$10,449	$11,378	$10,643
09/20	$10,454	$11,381	$10,650
10/20	$10,448	$11,346	$10,642
11/20	$10,473	$11,518	$10,655
12/20	$10,487	$11,588	$10,665
01/21	$10,501	$11,662	$10,682
02/21	$10,495	$11,476	$10,679
03/21	$10,498	$11,547	$10,687
04/21	$10,512	$11,644	$10,694
05/21	$10,515	$11,679	$10,698
06/21	$10,508	$11,711	$10,698
07/21	$10,520	$11,808	$10,711
08/21	$10,512	$11,765	$10,709
09/21	$10,503	$11,680	$10,698
10/21	$10,505	$11,645	$10,695
11/21	$10,507	$11,745	$10,699
12/21	$10,508	$11,764	$10,698
01/22	$10,468	$11,442	$10,627
02/22	$10,461	$11,401	$10,613
03/22	$10,433	$11,031	$10,525
04/22	$10,397	$10,726	$10,482
05/22	$10,425	$10,885	$10,562
06/22	$10,432	$10,707	$10,565
07/22	$10,452	$10,990	$10,622
08/22	$10,434	$10,749	$10,538
09/22	$10,404	$10,336	$10,448
10/22	$10,420	$10,250	$10,461
11/22	$10,497	$10,730	$10,582
12/22	$10,506	$10,761	$10,576
01/23	$10,576	$11,070	$10,665
02/23	$10,508	$10,819	$10,575
03/23	$10,591	$11,059	$10,689
04/23	$10,569	$11,034	$10,658
05/23	$10,559	$10,939	$10,646
06/23	$10,612	$11,048	$10,697
07/23	$10,623	$11,092	$10,720
08/23	$10,645	$10,932	$10,731
09/23	$10,624	$10,612	$10,687
10/23	$10,649	$10,521	$10,716
11/23	$10,748	$11,189	$10,872
12/23	$10,806	$11,449	$10,935
01/24	$10,823	$11,391	$10,932
02/24	$10,838	$11,406	$10,948
03/24	$10,834	$11,405	$10,948
04/24	$10,851	$11,264	$10,949
05/24	$10,868	$11,231	$10,975
06/24	$10,920	$11,403	$11,038
07/24	$10,982	$11,507	$11,110
08/24	$11,044	$11,598	$11,183
09/24	$11,073	$11,712	$11,218
10/24	$11,059	$11,542	$11,190
11/24	$11,100	$11,741	$11,234
12/24	$11,109	$11,570	$11,231
01/25	$11,162	$11,628	$11,290
02/25	$11,197	$11,743	$11,338
03/25	$11,215	$11,544	$11,350
04/25	$11,208	$11,451	$11,330
05/25	$11,248	$11,459	$11,384
06/25	$11,296	$11,530	$11,443
07/25	$11,331	$11,507	$11,501
08/25	$11,380	$11,607	$11,547
09/25	$11,397	$11,876	$11,556
10/25	$11,400	$12,023	$11,550
11/25	$11,425	$12,050	$11,583
12/25	$11,450	$12,061	$11,621
01/26	$11,508	$12,174	$11,685
02/26	$11,551	$12,326	$11,733
03/26	$11,507	$12,040	$11,694
04/26	$11,531	$12,178	$11,704
05/26	$11,555	$12,223	$11,739
06/26	$11,589	$12,341	$11,783
07/26	$11,576	$12,113	$11,777
08/26	$11,625	$12,085	$11,820

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class AFootnote Reference(a)	2.14	2.03	1.52
Bloomberg Municipal Bond Index	4.12	0.54	1.91
Bloomberg 1 Year Municipal Bond Index	2.36	1.99	1.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 78,071,425
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 152,378
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$78,071,425
Total number of portfolio holdings	78
Management services fees (represents 0.21% of Fund average net assets)	$152,378
Portfolio turnover for the reporting period	68%

Holdings [Text Block]

Top States/Territories

Table Summary
Texas	14.6%
New York	13.2%
California	7.8%
Colorado	5.9%
Wisconsin	3.9%
Florida	3.6%
Illinois	3.5%
Massachusetts	3.4%
Missouri	3.2%
Alabama	2.7%

Asset Categories

Table Summary
Municipal Bonds	79.4%
Municipal Short Term	14.6%
Money Market Funds	4.8%
Floating Rate Notes	2.6%

Material Fund Change [Text Block]
C000231690
Shareholder Report [Line Items]
Fund Name	Columbia Ultra Short Duration Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	USMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Ultra Short Duration Municipal Bond Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$32	0.32%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield carry | The Fund’s higher than benchmark yield was a significant contributor to the Fund’s benchmark-relative performance during the period.

Sector allocation | Sector allocation was a major contributor to the Fund’s relative performance. Overweights to industrial development revenue bonds (IDR), housing and airports added to relative performance.

Credit quality allocation | While quality allocation was neutral, an overweight to not-rated bonds added to relative performance.

Credit quality security selection | While overall security selection was neutral, selection in AA-rated bonds contributed to the Fund’s performance relative to its benchmark.

Sector security selection | While overall sector security selection detracted from benchmark-relative performance, selection in prepay gas bonds was a positive contributor to Fund performance.

Top Performance Detractors

Sector security selection | Security selection detracted from benchmark-relative performance, with selection in IDR and state general obligation (GO) bonds acting as a headwind to performance relative to the benchmark.

Sector allocation | An overweight to cash detracted from relative performance.

Credit quality allocation | While quality allocation was neutral, an overweight to AAA-rated bonds detracted from relative performance.

Credit quality security selection | While overall security selection was neutral, selection in AAA-rated and A-rated bonds detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Ultra Short Duration Municipal Bond Fund Institutional Class ($11,861)	Bloomberg Municipal Bond Index ($12,085)	Bloomberg 1 Year Municipal Bond Index ($11,820)
08/16	$10,000	$10,000	$10,000
09/16	$10,007	$9,950	$9,979
10/16	$10,015	$9,846	$9,986
11/16	$10,011	$9,479	$9,942
12/16	$10,020	$9,590	$9,962
01/17	$10,037	$9,653	$9,998
02/17	$10,055	$9,720	$10,031
03/17	$10,053	$9,741	$10,031
04/17	$10,072	$9,812	$10,047
05/17	$10,080	$9,968	$10,066
06/17	$10,089	$9,932	$10,057
07/17	$10,108	$10,012	$10,081
08/17	$10,116	$10,088	$10,104
09/17	$10,124	$10,037	$10,092
10/17	$10,133	$10,062	$10,093
11/17	$10,122	$10,008	$10,047
12/17	$10,137	$10,112	$10,054
01/18	$10,148	$9,993	$10,082
02/18	$10,157	$9,963	$10,099
03/18	$10,168	$10,000	$10,092
04/18	$10,181	$9,964	$10,083
05/18	$10,193	$10,079	$10,116
06/18	$10,215	$10,087	$10,151
07/18	$10,225	$10,112	$10,173
08/18	$10,227	$10,138	$10,169
09/18	$10,240	$10,072	$10,149
10/18	$10,244	$10,010	$10,158
11/18	$10,269	$10,121	$10,190
12/18	$10,283	$10,242	$10,229
01/19	$10,307	$10,319	$10,260
02/19	$10,322	$10,375	$10,284
03/19	$10,337	$10,539	$10,312
04/19	$10,353	$10,578	$10,319
05/19	$10,368	$10,724	$10,358
06/19	$10,393	$10,764	$10,390
07/19	$10,406	$10,850	$10,424
08/19	$10,430	$11,022	$10,439
09/19	$10,433	$10,933	$10,417
10/19	$10,446	$10,953	$10,447
11/19	$10,458	$10,980	$10,465
12/19	$10,472	$11,014	$10,481
01/20	$10,494	$11,212	$10,517
02/20	$10,516	$11,356	$10,539
03/20	$10,468	$10,944	$10,486
04/20	$10,426	$10,807	$10,510
05/20	$10,488	$11,151	$10,614
06/20	$10,528	$11,242	$10,614
07/20	$10,548	$11,432	$10,641
08/20	$10,556	$11,378	$10,643
09/20	$10,563	$11,381	$10,650
10/20	$10,559	$11,346	$10,642
11/20	$10,587	$11,518	$10,655
12/20	$10,603	$11,588	$10,665
01/21	$10,619	$11,662	$10,682
02/21	$10,615	$11,476	$10,679
03/21	$10,621	$11,547	$10,687
04/21	$10,637	$11,644	$10,694
05/21	$10,643	$11,679	$10,698
06/21	$10,638	$11,711	$10,698
07/21	$10,652	$11,808	$10,711
08/21	$10,646	$11,765	$10,709
09/21	$10,640	$11,680	$10,698
10/21	$10,643	$11,645	$10,695
11/21	$10,647	$11,745	$10,699
12/21	$10,651	$11,764	$10,698
01/22	$10,613	$11,442	$10,627
02/22	$10,606	$11,401	$10,613
03/22	$10,569	$11,031	$10,525
04/22	$10,544	$10,726	$10,482
05/22	$10,574	$10,885	$10,562
06/22	$10,583	$10,707	$10,565
07/22	$10,604	$10,990	$10,622
08/22	$10,587	$10,749	$10,538
09/22	$10,558	$10,336	$10,448
10/22	$10,576	$10,250	$10,461
11/22	$10,655	$10,730	$10,582
12/22	$10,665	$10,761	$10,576
01/23	$10,737	$11,070	$10,665
02/23	$10,670	$10,819	$10,575
03/23	$10,756	$11,059	$10,689
04/23	$10,734	$11,034	$10,658
05/23	$10,725	$10,939	$10,646
06/23	$10,770	$11,048	$10,697
07/23	$10,793	$11,092	$10,720
08/23	$10,817	$10,932	$10,731
09/23	$10,798	$10,612	$10,687
10/23	$10,824	$10,521	$10,716
11/23	$10,926	$11,189	$10,872
12/23	$10,986	$11,449	$10,935
01/24	$11,005	$11,391	$10,932
02/24	$11,022	$11,406	$10,948
03/24	$11,030	$11,405	$10,948
04/24	$11,037	$11,264	$10,949
05/24	$11,067	$11,231	$10,975
06/24	$11,120	$11,403	$11,038
07/24	$11,185	$11,507	$11,110
08/24	$11,238	$11,598	$11,183
09/24	$11,268	$11,712	$11,218
10/24	$11,256	$11,542	$11,190
11/24	$11,298	$11,741	$11,234
12/24	$11,308	$11,570	$11,231
01/25	$11,364	$11,628	$11,290
02/25	$11,412	$11,743	$11,338
03/25	$11,420	$11,544	$11,350
04/25	$11,426	$11,451	$11,330
05/25	$11,468	$11,459	$11,384
06/25	$11,507	$11,530	$11,443
07/25	$11,555	$11,507	$11,501
08/25	$11,595	$11,607	$11,547
09/25	$11,614	$11,876	$11,556
10/25	$11,619	$12,023	$11,550
11/25	$11,645	$12,050	$11,583
12/25	$11,684	$12,061	$11,621
01/26	$11,745	$12,174	$11,685
02/26	$11,778	$12,326	$11,733
03/26	$11,746	$12,040	$11,694
04/26	$11,761	$12,178	$11,704
05/26	$11,786	$12,223	$11,739
06/26	$11,823	$12,341	$11,783
07/26	$11,823	$12,113	$11,777
08/26	$11,861	$12,085	$11,820

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)Footnote Reference(b)	2.30	2.19	1.72
Bloomberg Municipal Bond Index	4.12	0.54	1.91
Bloomberg 1 Year Municipal Bond Index	2.36	1.99	1.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 78,071,425
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 152,378
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$78,071,425
Total number of portfolio holdings	78
Management services fees (represents 0.21% of Fund average net assets)	$152,378
Portfolio turnover for the reporting period	68%

Holdings [Text Block]

Top States/Territories

Table Summary
Texas	14.6%
New York	13.2%
California	7.8%
Colorado	5.9%
Wisconsin	3.9%
Florida	3.6%
Illinois	3.5%
Massachusetts	3.4%
Missouri	3.2%
Alabama	2.7%

Asset Categories

Table Summary
Municipal Bonds	79.4%
Municipal Short Term	14.6%
Money Market Funds	4.8%
Floating Rate Notes	2.6%

Material Fund Change [Text Block]